UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

ANNUAL REPORT • December 31, 2008

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

Proxy Voting Policies and Information	Back Cover

Quarterly Portfolio Disclosure	Back Cover

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Letter from the CEO of MFS

Dear Contract Owners:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of investment companies — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of investment companies are relatively transparent to their shareholders. With their daily redemption feature, investment companies also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of investment companies investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well investment companies can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that investment companies provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Oracle Corp.	4.1%
Cisco Systems, Inc.	3.1%
CVS Caremark Corp.	3.0%
United Technologies Corp.	2.8%
Accenture Ltd.	2.8%
Danaher Corp.	2.8%
PepsiCo, Inc.	2.7%
Google, Inc., “A”	2.6%
Genzyme Corp.	2.6%
MasterCard, Inc., “A”	2.3%

Equity sectors
Technology	23.6%
Health Care	18.9%
Special Products & Services	10.1%
Consumer Staples	9.7%
Energy	8.1%
Retailing	7.6%
Industrial Goods & Services	7.0%
Financial Services	4.3%
Leisure	3.5%
Basic Materials	3.4%
Utilities & Communications	1.4%
Transportation	0.5%

Percentages are based on net assets as of 12/31/08.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	72.9%
U.S. Treasury Securities	13.8%
U.S. Government Agencies	2.3%
Commercial Mortgage-Backed Securities	2.2%
Mortgage-Backed Securities	1.2%
Municipal Bonds	1.0%

Credit quality of bonds (r)
AAA	65.9%
AA	34.1%

Portfolio facts
Average Duration (d)(i)	6.6
Average Life (i)(m)	8.4 yrs.
Average Maturity (i)(m)	8.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	27.1%
Japan	24.0%
Germany	9.6%
United Kingdom	8.3%
France	6.1%
Netherlands	4.7%
Spain	4.3%
Italy	4.0%
Belgium	3.6%
Other Countries	8.3%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 12/31/08.

Percentages are based on net assets as of 12/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Government Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	68.9%
U.S. Government Agencies	16.7%
U.S. Treasury Securities	12.8%
Municipal Bonds	3.5%

Credit quality of bonds (r)
AAA	97.8%
AA	2.2%

Portfolio facts
Average Duration (d)(i)	3.2
Average Life (i)(m)	4.6 yrs.
Average Maturity (i)(m)	16.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 12/31/08.

Percentages are based on net assets as of 12/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure of derivatives.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	9.9%
Utilities — Electric Power	7.9%
Energy — Independent	5.6%
Gaming & Lodging	5.3%
Automotive	5.2%

Credit quality of bonds (r)
AAA	4.0%
AA	0.8%
A	2.1%
BBB	1.9%
BB	23.5%
B	49.2%
CCC	15.1%
CC	0.5%
C	0.1%
D	0.2%
Not Rated	2.6%

Portfolio facts
Average Duration (d)(i)	3.5
Average Life (i)(m)	5.6 yrs.
Average Maturity (i)(m)	7.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 12/31/08.

Percentages are based on net assets as of 12/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	85.5%
30 - 59 days	1.0%
60 - 89 days	10.7%
90 - 366 days	2.9%
Other Assets Less Liabilities	(0.1)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 12/31/08.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 12/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 year	3.7%
Exxon Mobil Corp.	2.4%
Fannie Mae, 6.0%, 30 year	2.1%
Lockheed Martin Corp.	2.1%
AT&T, Inc.	2.1%
Philip Morris International, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
MetLife, Inc.	1.5%
TOTAL S.A., ADR	1.5%
U.S. Treasury Notes, 4.875%, 2009	1.4%

Equity sectors
Financial Services	10.7%
Energy	9.0%
Utilities & Communications	7.4%
Consumer Staples	7.0%
Industrial Goods & Services	5.7%
Health Care	5.1%
Technology	3.9%
Retailing	3.5%
Leisure	1.9%
Basic Materials	1.9%
Special Products & Services	1.3%
Autos & Housing	0.7%
Transportation	0.3%

Fixed income sectors (i)
Mortgage-Backed Securities	16.7%
High Grade Corporates	9.8%
U.S. Treasury Securities	8.2%
Commercial Mortgage-Backed Securities	2.1%
U.S. Government Agencies	1.9%
Non U.S. Government Bonds	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds	0.3%
Emerging Markets Bonds	0.3%
High Yield Corporates	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%.

Percentages are based on net assets as of 12/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio of Investments — December 31, 2008

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.1%
Aerospace - 2.8%
United Technologies Corp.	57,050	$3,057,880

Alcoholic Beverages - 1.3%
Diageo PLC	98,430	$1,369,213

Apparel Manufacturers - 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	20,850	$1,400,831
NIKE, Inc., “B”	31,790	1,621,290

		$3,022,121

Biotechnology - 2.6%
Genzyme Corp. (a)	42,310	$2,808,115

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	50,790	$758,803
Omnicom Group, Inc.	81,160	2,184,827

		$2,943,630

Brokerage & Asset Managers - 1.3%
Charles Schwab Corp.	36,070	$583,252
Deutsche Boerse AG	11,570	842,670

		$1,425,922

Business Services - 10.1%
Accenture Ltd.	93,080	$3,052,093
Amdocs Ltd. (a)	77,960	1,425,888
Automatic Data Processing, Inc.	19,870	781,686
Fidelity National Information Services, Inc.	32,200	523,894
MasterCard, Inc., “A”	17,490	2,499,846
Visa, Inc.	11,780	617,861
Western Union Co.	150,940	2,164,480

		$11,065,748

Cable TV - 0.8%
Comcast Corp., “A”	52,330	$883,330

Chemicals - 1.4%
3M Co.	27,260	$1,568,540

Computer Software - 6.2%
Microsoft Corp.	85,130	$1,654,927
Oracle Corp. (a)	253,800	4,499,874
VeriSign, Inc. (a)	33,550	640,134

		$6,794,935

Computer Software - Systems - 4.5%
Apple, Inc. (a)	14,860	$1,268,301
EMC Corp. (a)	89,170	933,610
Hewlett-Packard Co.	37,360	1,355,794
International Business Machines Corp.	16,500	1,388,640

		$4,946,345

Consumer Goods & Services - 3.8%
Colgate-Palmolive Co.	28,360	$1,943,794
Procter & Gamble Co.	35,180	2,174,828

		$4,118,622

Electrical Equipment - 4.2%
Danaher Corp.	53,630	$3,035,994
W.W. Grainger, Inc.	19,500	1,537,380

		$4,573,374

Electronics - 5.1%
Intersil Corp., “A”	71,010	$652,582
KLA-Tencor Corp.	64,860	1,413,299
National Semiconductor Corp.	135,390	1,363,377
Samsung Electronics Co. Ltd., GDR	5,429	950,075
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,512	1,196,945

		$5,576,278

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Energy - Integrated - 5.5%
Chevron Corp.	25,490	$1,885,495
Exxon Mobil Corp.	16,070	1,282,868
Hess Corp.	25,340	1,359,238
Marathon Oil Corp.	53,700	1,469,232

		$5,996,833

Food & Beverages - 4.6%
Groupe Danone	15,304	$923,672
Nestle S.A.	27,793	1,095,394
PepsiCo, Inc.	54,350	2,976,750

		$4,995,816

Food & Drug Stores - 3.0%
CVS Caremark Corp.	113,309	$3,256,501

General Merchandise - 0.5%
Kohl’s Corp. (a)	16,360	$592,232

Internet - 3.2%
eBay, Inc. (a)	49,180	$686,553
Google, Inc., “A” (a)	9,320	2,867,298

		$3,553,851

Major Banks - 3.0%
Bank of New York Mellon Corp.	47,324	$1,340,689
State Street Corp.	50,580	1,989,311

		$3,330,000

Medical & Health Technology & Services - 2.5%
Medco Health Solutions, Inc. (a)	16,900	$708,279
Patterson Cos., Inc. (a)	64,340	1,206,375
VCA Antech, Inc. (a)	40,460	804,345

		$2,718,999

Medical Equipment - 7.8%
DENTSPLY International, Inc.	26,000	$734,240
Medtronic, Inc.	77,290	2,428,452
Stryker Corp.	25,090	1,002,346
Thermo Fisher Scientific, Inc. (a)	53,530	1,823,767
Waters Corp. (a)	39,110	1,433,382
Zimmer Holdings, Inc. (a)	26,680	1,078,406

		$8,500,593

Metals & Mining - 0.8%
BHP Billiton Ltd., ADR	20,500	$879,450

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	206,640	$3,368,232
Research in Motion Ltd. (a)	17,520	710,962

		$4,079,194

Oil Services - 2.6%
Halliburton Co.	80,030	$1,454,945
Noble Corp.	39,610	874,985
Schlumberger Ltd.	12,830	543,094

		$2,873,024

Personal Computers & Peripherals - 0.9%
NetApp, Inc. (a)	67,290	$940,041

Pharmaceuticals - 6.0%
Allergan, Inc.	48,490	$1,955,117
Johnson & Johnson	26,100	1,561,563
Merck KGaA	12,300	1,118,286
Roche Holding AG	8,260	1,271,492
Wyeth	17,540	657,925

		$6,564,383

Specialty Chemicals - 1.2%
Praxair, Inc.	22,430	$1,331,445

8-CAVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Stores - 1.3%
Staples, Inc.	78,490	$1,406,541

Telecommunications - Wireless - 1.4%
America Movil S.A.B. de C.V., “L”, ADR	26,760	$829,292
Rogers Communications, Inc., “B”	22,580	679,206

		$1,508,498

Trucking - 0.5%
United Parcel Service, Inc., “B”	9,840	$542,774

Total Common Stocks (Identified Cost, $136,530,987)		$107,224,228

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS - 1.4%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $1,527,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$1,527,000	$1,527,000

Total Investments (Identified Cost, $138,057,987)		$108,751,228

OTHER ASSETS, LESS LIABILITIES - 0.5%		582,587

NET ASSETS - 100.0%		$109,333,815

See portfolio footnotes and notes to financial statements.

9-CAVA

Portfolio of Investments — December 31, 2008

Global Governments Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 92.1%
Foreign Bonds - 72.0%
Australia - 1.4%
Commonwealth of Australia, 6%, 2017	AUD	147,000	$117,539

Belgium - 3.6%
Kingdom of Belgium, 5.5%, 2017	EUR	191,000	$299,917

Canada - 2.2%
Bayview Commercial Asset Trust, FRN, 2.137%, 2023 (n)	CAD	30,000	$16,537
Canada Housing Trust, 4.6%, 2011 (n)	CAD	52,000	$45,275
Government of Canada, 4.5%, 2015	CAD	111,000	102,582
Government of Canada, 5.75%, 2033	CAD	16,000	17,633

			$182,027

Denmark - 0.6%
Kingdom of Denmark, 4%, 2015	DKK	280,000	$54,616

France - 6.0%
Republic of France, 6%, 2025	EUR	215,000	$382,390
Republic of France, 4.75%, 2035	EUR	74,000	118,544

			$500,934

Germany - 9.3%
Bundesrepublik Deutschland, 5%, 2011	EUR	62,000	$92,567
Bundesrepublik Deutschland, 4.25%, 2018	EUR	112,000	172,017
Federal Republic of Germany, 5.25%, 2010	EUR	50,000	72,786
Federal Republic of Germany, 3.75%, 2013	EUR	93,000	136,990
Federal Republic of Germany, 6.25%, 2030	EUR	164,000	305,151

			$779,511

Ireland - 3.2%
Republic of Ireland, 4.6%, 2016	EUR	187,000	$271,404

Italy - 4.0%
Republic of Italy, 4.75%, 2013	EUR	229,000	$331,213

Japan - 24.0%
Government of Japan, 1.3%, 2014	JPY	94,000,000	$1,068,859
Government of Japan, 1.5%, 2015	JPY	16,000,000	184,340
Government of Japan, 1.7%, 2017	JPY	15,000,000	175,854
Government of Japan, 2.1%, 2024	JPY	24,000,000	281,433
Government of Japan, 2.2%, 2027	JPY	20,000,000	237,637
Government of Japan, 2.4%, 2037	JPY	5,000,000	62,324

			$2,010,447

Netherlands - 4.6%
Kingdom of Netherlands, 3.75%, 2014	EUR	268,000	$385,363

Spain - 4.2%
Kingdom of Spain, 5%, 2012	EUR	238,000	$352,101

Sweden - 0.7%
Kingdom of Sweden, 4.5%, 2015	SEK	395,000	$56,900

United Kingdom - 8.2%
United Kingdom Treasury, 9%, 2011	GBP	58,000	$98,077
United Kingdom Treasury, 8%, 2015	GBP	150,000	279,576
United Kingdom Treasury, 8%, 2021	GBP	81,000	170,145
United Kingdom Treasury, 4.25%, 2036	GBP	92,000	$142,432

			$690,230

Total Foreign Bonds			$6,032,202

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Bonds - 20.1%
Asset Backed & Securitized - 2.0%
Commercial Mortgage Asset Trust, FRN, 0.896%, 2032 (i)(n)	$1,047,610	$23,101
Commercial Mortgage Pass-Through Certificates, FRN, 1.385%, 2017 (n)	59,000	48,818
Commercial Mortgage Pass-Through Certificates, FRN, 1.395%, 2017 (n)	86,647	74,161
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	1,453,349	20,547

		$166,627

Mortgage Backed - 1.2%
Fannie Mae, 5.37%, 2013	$24,130	$24,697
Fannie Mae, 4.78%, 2015	23,773	24,076
Fannie Mae, 5.09%, 2016	25,000	25,644
Fannie Mae, 5.424%, 2016	24,125	25,275

		$99,692

Municipals - 0.9%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	$45,000	$50,059
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	30,000	30,506

		$80,565

U.S. Government Agencies - 2.3%
Aid-Egypt, 4.45%, 2015	$49,000	$52,937
Small Business Administration, 4.57%, 2025	37,042	36,825
Small Business Administration, 5.21%, 2026	98,502	100,236

		$189,998

U.S. Treasury Obligations - 13.7%
U.S. Treasury Bonds, 2.375%, 2010	$232,000	$239,042
U.S. Treasury Bonds, 4.75%, 2017	125,000	149,453
U.S. Treasury Bonds, 8%, 2021	109,000	165,271
U.S. Treasury Bonds, 5.375%, 2031	29,000	39,848
U.S. Treasury Notes, 4.75%, 2012	248,000	275,823
U.S. Treasury Notes, 4.125%, 2015	107,000	122,716
U.S. Treasury Notes, TIPS, 2%, 2016	161,546	154,706

		$1,146,859

Total U.S. Bonds		$1,683,741

Total Bonds (Identified Cost, $7,472,775)		$7,715,943

10-WGVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS - 5.1%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $379,000.21 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$379,000	$379,000
Morgan Stanley, 0.02%, dated 12/31/08, due 1/02/09, total to be received $48,000.05 (secured by U.S. Treasury and Federal Agency obligations in a jointly traded account)	48,000	48,000

Total Repurchase Agreements, at Cost		$427,000

Total Investments (Identified Cost, $7,899,775)		$8,142,943

OTHER ASSETS, LESS LIABILITIES - 2.8%		236,612

NET ASSETS - 100.0%		$8,379,555

Derivative Contracts at 12/31/08

Forward Foreign Currency Exchange Contracts at 12/31/08

	Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
	SELL	CAD	53,530	2/19/09	$44,644	$43,351	$1,293
	BUY	CHF	21,490	1/20/09	18,136	20,194	2,058
	BUY	DKK	66,736	1/07/09	11,392	12,461	1,069
	SELL	DKK	28,505	1/07/09	5,335	5,323	12
	SELL	EUR	749,728	2/19/09	1,074,471	1,040,281	34,190
	SELL	GBP	262,842	2/17/09	390,183	377,478	12,705
	BUY	JPY	79,991,374	2/17/09 - 2/18/09	880,286	883,200	2,914
	SELL	JPY	9,469,352	2/17/09 - 2/18/09	106,000	104,554	1,446
	SELL	SEK	65,020	1/30/09	8,290	8,218	72

							$55,759

Depreciation
	SELL	AUD	129,358	1/07/09	$86,790	$90,168	$(3,378)
	SELL	DKK	56,482	1/07/09	9,500	10,546	(1,046)
	BUY	EUR	624,353	2/19/09	891,175	866,317	(24,858)
	SELL	EUR	14,805	2/19/09	20,479	20,542	(64)
	BUY	GBP	80,842	2/17/09	119,502	116,101	(3,401)
	BUY	JPY	10,073,694	2/18/09 - 2/19/09	112,363	111,228	(1,135)
	SELL	NOK	5,182	1/14/09	724	740	(16)
	SELL	SEK	72,014	1/30/09	8,982	9,102	(120)

							$(34,018)

At December 31, 2008, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

11-WGVA

Portfolio of Investments — December 31, 2008

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 98.6%
Agency - Other - 7.1%
Financing Corp., 9.4%, 2018	$1,020,000	$1,525,968
Financing Corp., 10.35%, 2018	1,150,000	1,836,043
Financing Corp., STRIPS, 0%, 2017	1,220,000	920,617
PNC Funding Corp., 2.3%, 2012	495,000	499,945

		$4,782,573

Mortgage Backed - 68.6%
Fannie Mae, 4.73%, 2012	$90,873	$92,351
Fannie Mae, 4.79%, 2012 - 2015	1,032,182	1,052,925
Fannie Mae, 4.845%, 2013	250,945	255,748
Fannie Mae, 5%, 2013 - 2027	3,352,388	3,428,547
Fannie Mae, 5.06%, 2013 - 2017	191,040	195,371
Fannie Mae, 4.589%, 2014	100,720	101,626
Fannie Mae, 4.6%, 2014	120,996	122,031
Fannie Mae, 4.609%, 2014	366,915	370,606
Fannie Mae, 4.77%, 2014	102,212	103,749
Fannie Mae, 4.848%, 2014	732,444	746,808
Fannie Mae, 4.871%, 2014	464,108	473,065
Fannie Mae, 5.1%, 2014	133,394	137,244
Fannie Mae, 4.5%, 2015 - 2028	2,404,923	2,464,569
Fannie Mae, 4.56%, 2015	156,128	156,676
Fannie Mae, 4.62%, 2015	173,961	175,171
Fannie Mae, 4.665%, 2015	105,405	106,300
Fannie Mae, 4.7%, 2015	121,138	122,365
Fannie Mae, 4.74%, 2015	97,539	98,691
Fannie Mae, 4.81%, 2015	123,801	125,657
Fannie Mae, 4.815%, 2015	117,000	118,745
Fannie Mae, 4.82%, 2015	332,635	337,856
Fannie Mae, 4.89%, 2015	85,348	86,978
Fannie Mae, 4.926%, 2015	301,835	308,480
Fannie Mae, 5.1%, 2015	63,000	61,060
Fannie Mae, 5.467%, 2015	114,149	119,889
Fannie Mae, 6.5%, 2016 - 2037	1,448,948	1,510,874
Fannie Mae, 4.995%, 2017	295,065	300,754
Fannie Mae, 5.5%, 2017 - 2037	10,715,439	11,010,766
Fannie Mae, 6%, 2017 - 2037	3,276,550	3,380,942
Fannie Mae, 4.88%, 2020	81,869	83,570
Fannie Mae, 5.19%, 2020	80,371	81,439
Fannie Mae, 7.5%, 2022 - 2031	136,740	144,931
Freddie Mac, 4.375%, 2015	344,153	347,791
Freddie Mac, 4.5%, 2015 - 2026	547,932	553,230
Freddie Mac, 5%, 2016 - 2028	3,647,034	3,708,026
Freddie Mac, 6%, 2021 - 2038	3,491,249	3,605,525
Freddie Mac, 5.5%, 2022 - 2036	6,056,286	6,204,593
Freddie Mac, 6.5%, 2032 - 2037	558,843	582,932
Ginnie Mae, 5.5%, 2033 - 2038	2,424,067	2,502,778
Ginnie Mae, 5.612%, 2058	389,835	399,094
Ginnie Mae, 6.36%, 2058	341,915	366,303

		$46,146,056

Municipals - 3.5%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$668,915
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	375,000	389,138
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	353,840
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	249,985
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	116,267
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	440,000	433,167
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	105,000	116,804

		$2,328,116

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Government Agencies - 9.3%
Aid-Egypt, 4.45%, 2015	$473,000	$511,006
Empresa Energetica Cornito Ltd., 6.07%, 2010	935,000	966,781
Farmer Mac, 5.5%, 2011 (n)	690,000	734,516
Freddie Mac, 5%, 2017	255,000	291,529
Small Business Administration, 8.7%, 2009	8,581	8,744
Small Business Administration, 10.05%, 2009	843	855
Small Business Administration, 6.44%, 2021	357,434	375,243
Small Business Administration, 6.625%, 2021	460,599	485,528
Small Business Administration, 4.98%, 2023	197,676	201,137
Small Business Administration, 4.77%, 2024	438,026	441,525
Small Business Administration, 4.86%, 2024	247,212	250,037
Small Business Administration, 4.88%, 2024	218,662	221,236
Small Business Administration, 4.99%, 2024	320,008	325,830
Small Business Administration, 5.11%, 2025	267,674	273,657
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	540,450
U.S. Department of Housing & Urban Development, 6.59%, 2016	611,000	613,451

		$6,241,525

U.S. Treasury Obligations - 10.1%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$27,715
U.S. Treasury Bonds, 7.5%, 2016	218,000	297,638
U.S. Treasury Bonds, 4.75%, 2017	377,000	450,751
U.S. Treasury Bonds, 7.875%, 2021	396,000	588,555
U.S. Treasury Bonds, 6.25%, 2023	322,000	439,178
U.S. Treasury Bonds, 6.75%, 2026 (f)	1,630,000	2,458,498
U.S. Treasury Bonds, 5.25%, 2029	876,000	1,161,658
U.S. Treasury Bonds, 4.375%, 2038	223,000	298,681
U.S. Treasury Notes, 4.75%, 2010	450,000	471,428
U.S. Treasury Notes, 4.125%, 2012	53,000	58,615
U.S. Treasury Notes, 4%, 2014	211,000	239,155
U.S. Treasury Notes, 4.75%, 2014	261,000	307,144

		$6,799,016

Total Bonds (Identified Cost, $63,755,411)		$66,297,286

REPURCHASE AGREEMENTS - 0.7%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $461,000.26 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$461,000	$461,000

Total Investments (Identified Cost, $64,216,411)		$66,758,286

OTHER ASSETS, LESS LIABILITIES - 0.7%		457,481

NET ASSETS - 100.0%		$67,215,767

12-GSVA

Portfolio of Investments — continued

Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 yr (Long)	40	4,762,188	Mar-09	$159,860
U.S. Treasury Note 10 yr (Long)	3	377,250	Mar-09	25,021
U.S. Treasury Bond 30 yr (Short)	25	3,451,172	Mar-09	(341,103)

				$(156,222)

At December 31, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

13-GSVA

Portfolio of Investments — December 31, 2008

High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 81.9%
Aerospace - 0.7%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$25,000	$6,750
Vought Aircraft Industries, Inc., 8%, 2011	315,000	212,616

		$219,366

Airlines - 0.8%
Continental Airlines, Inc., 7.339%, 2014	$281,000	$185,460
Continental Airlines, Inc., 6.9%, 2017	53,024	36,056
Continental Airlines, Inc., 6.748%, 2017	42,007	29,405

		$250,921

Asset Backed & Securitized - 4.3%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$165,567	$11,590
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	75,059	36,125
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2017	160,000	117,020
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017	71,823	33,021
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	315,434	141,804
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	148,212	22,006
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	70,665	33,511
Crest Ltd., CDO, 7%, 2040	154,000	26,180
CWCapital Cobalt Ltd., “C1”, 5.223%, 2048	45,000	34,334
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	76,136
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039	185,000	146,741
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	224,410	109,252
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	255,000	180,277
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	145,361	66,480
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	110,000	20,259
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	110,000	19,864
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	242,759	114,179
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	62,000	28,668
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047	87,180	15,291
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	240,129	111,424
Wachovia Credit, CDO, FRN, 2.816%, 2026 (z)	250,000	30,000

		$1,374,162

Issuer	Shares/Par		Value ($)

BONDS - continued
Automotive - 3.6%
Accuride Corp., 8.5%, 2015		$140,000	$45,850
Allison Transmission, Inc., 11%, 2015 (n)		290,000	142,100
FCE Bank PLC, 7.125%, 2012	EUR	300,000	279,400
Ford Motor Credit Co. LLC, 9.75%, 2010		$140,000	111,999
Ford Motor Credit Co. LLC, 12%, 2015		350,000	261,366
Ford Motor Credit Co. LLC, 8%, 2016		190,000	123,760
General Motors Corp., 8.375%, 2033		131,000	22,925
Goodyear Tire & Rubber Co., 9%, 2015		230,000	185,150

			$1,172,550

Broadcasting - 3.9%
Allbritton Communications Co., 7.75%, 2012		$328,000	$161,130
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		135,000	40,500
CanWest MediaWorks LP, 9.25%, 2015 (n)		160,000	60,800
Clear Channel Communications, 10.75%, 2016 (n)		75,000	15,375
DirectTV Holdings LLC, 7.625%, 2016		255,000	247,350
Lamar Media Corp., 6.625%, 2015		265,000	191,463
Lamar Media Corp., “C”, 6.625%, 2015		145,000	104,763
LBI Media, Inc., 8.5%, 2017 (z)		150,000	52,500
LIN TV Corp., 6.5%, 2013		320,000	152,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)		240,000	52,800
Newport Television LLC, 13%, 2017 (n)(p)		280,000	21,350
Nexstar Broadcasting Group, Inc., 7%, 2014		270,000	116,438
Univision Communications, Inc., 9.75%, 2015 (n)(p)		380,000	47,500
Young Broadcasting, Inc., 8.75%, 2014		80,000	800

			$1,265,569

Brokerage & Asset Managers - 0.2%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$350,000	$77,438

Building - 1.3%
Associated Materials, Inc., 9.75%, 2012		$95,000	$74,813
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		120,000	66,600
Building Materials Corp. of America, 7.75%, 2014		140,000	88,200
Nortek Holdings, Inc., 8.5%, 2014		75,000	17,250
Nortek, Inc., 10%, 2013		115,000	78,200
Ply Gem Industries, Inc., 9%, 2012		215,000	51,600
Ply Gem Industries, Inc., 11.75%, 2013		85,000	45,900

			$422,563

14-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Business Services - 1.1%
First Data Corp., 9.875%, 2015	$305,000	$184,525
SunGard Data Systems, Inc., 10.25%, 2015	261,000	172,260

		$356,785

Cable TV - 3.6%
CCH II Holdings LLC, 10.25%, 2010	$140,000	$64,400
CCO Holdings LLC, 8.75%, 2013	705,000	444,150
CSC Holdings, Inc., 6.75%, 2012	285,000	260,775
CSC Holdings, Inc., 8.5%, 2015 (n)	5,000	4,400
Mediacom LLC, 9.5%, 2013	85,000	64,175
NTL Cable PLC, 9.125%, 2016	228,000	168,720
Time Warner Cable, Inc., 8.75%, 2019	155,000	168,537

		$1,175,157

Chemicals - 3.0%
Innophos Holdings, Inc., 8.875%, 2014	$265,000	$185,500
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	348,000	269,700
Momentive Performance Materials, Inc., 11.5%, 2016	304,000	89,680
Nalco Co., 7.75%, 2011	235,000	225,600
Nalco Co., 8.875%, 2013	235,000	198,575

		$969,055

Consumer Goods & Services - 2.8%
Corrections Corp. of America, 6.25%, 2013	$120,000	$111,600
GEO Group, Inc., 8.25%, 2013	140,000	123,550
Jarden Corp., 7.5%, 2017	145,000	98,963
KAR Holdings, Inc., 10%, 2015	175,000	57,750
Service Corp. International, 7.375%, 2014	110,000	93,500
Service Corp. International, 7%, 2017	400,000	300,000
Ticketmaster, 10.75%, 2016 (n)	190,000	102,600

		$887,963

Containers - 1.6%
Crown Americas LLC, 7.625%, 2013	$150,000	$148,500
Graham Packaging Holdings Co., 9.875%, 2014	220,000	135,300
Greif, Inc., 6.75%, 2017	165,000	146,025
Owens-Brockway Glass Container, Inc., 8.25%, 2013	95,000	93,575

		$523,400

Defense Electronics - 1.1%
L-3 Communications Corp., 6.125%, 2014	$235,000	$213,263
L-3 Communications Corp., 5.875%, 2015	165,000	148,500

		$361,763

Issuer	Shares/Par	Value ($)

BONDS - continued
Electronics - 0.8%
Avago Technologies Ltd., 11.875%, 2015	$125,000	$86,875
Flextronics International Ltd., 6.25%, 2014	125,000	93,125
Freescale Semiconductor, Inc., 8.875%, 2014	110,000	48,400
Spansion, Inc., 11.25%, 2016 (n)	200,000	14,000

		$242,400

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 3.127%, 2012	$76,350	$40,523

Energy - Independent - 5.4%
Chaparral Energy, Inc., 8.875%, 2017	$220,000	$44,000
Chesapeake Energy Corp., 7%, 2014	87,000	72,210
Chesapeake Energy Corp., 6.375%, 2015	315,000	248,850
Forest Oil Corp., 7.25%, 2019 (n)	35,000	25,550
Forest Oil Corp., 7.25%, 2019	230,000	167,900
Hilcorp Energy I LP, 7.75%, 2015 (n)	20,000	14,100
Hilcorp Energy I LP, 9%, 2016 (n)	190,000	135,850
Mariner Energy, Inc., 8%, 2017	205,000	106,600
Newfield Exploration Co., 6.625%, 2014	190,000	155,800
Newfield Exploration Co., 6.625%, 2016	55,000	43,725
OPTI Canada, Inc., 8.25%, 2014	340,000	183,600
Plains Exploration & Production Co., 7%, 2017	325,000	222,625
Quicksilver Resources, Inc., 7.125%, 2016	355,000	189,925
Range Resource Corp., 7.5%, 2016	25,000	21,688
SandRidge Energy, Inc., 8.625%, 2015 (p)	76,000	39,900
SandRidge Energy, Inc., 8%, 2018 (n)	155,000	86,025

		$1,758,348

Entertainment - 0.5%
AMC Entertainment, Inc., 11%, 2016	$150,000	$104,813
Marquee Holdings, Inc., 12%, 2014	115,000	58,650

		$163,463

Financial Institutions - 1.0%
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)	$346,000	$283,464
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)	90,000	53,495

		$336,959

Food & Beverages - 2.6%
ARAMARK Corp., 8.5%, 2015	$205,000	$185,525
B&G Foods, Inc., 8%, 2011	175,000	148,750
Dean Foods Co., 7%, 2016	235,000	199,750
Del Monte Corp., 6.75%, 2015	185,000	159,100
Michael Foods, Inc., 8%, 2013	175,000	150,500

		$843,625

15-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Forest & Paper Products - 2.4%
Buckeye Technologies, Inc., 8%, 2010		$14,000	$12,740
Buckeye Technologies, Inc., 8.5%, 2013		350,000	297,500
Georgia-Pacific Corp., 7.125%, 2017 (n)		135,000	113,400
Georgia-Pacific Corp., 8%, 2024		75,000	50,625
Graphic Packaging International Corp., 9.5%, 2013		175,000	120,750
Jefferson Smurfit Corp., 8.25%, 2012		95,000	16,150
JSG Funding PLC, 7.75%, 2015		25,000	13,625
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	122,500
Smurfit-Stone Container Corp., 8%, 2017		124,000	23,560

			$770,850

Gaming & Lodging - 4.5%
Boyd Gaming Corp., 6.75%, 2014		$180,000	$113,400
Firekeepers Development Authority, 13.875%, 2015 (z)		75,000	46,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		180,000	17,550
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		441,000	125,685
Harrah’s Operating Co., Inc., 10%, 2018 (z)		100,000	36,500
Host Hotels & Resorts, Inc., 7.125%, 2013		140,000	112,700
Host Hotels & Resorts, Inc., 6.75%, 2016		110,000	80,300
Mandalay Resort Group, 9.375%, 2010		175,000	127,750
MGM Mirage, 8.5%, 2010		140,000	117,600
MGM Mirage, 8.375%, 2011		240,000	142,800
MGM Mirage, 6.75%, 2013		125,000	83,750
MGM Mirage, 5.875%, 2014		125,000	80,000
Pinnacle Entertainment, Inc., 8.75%, 2013		15,000	11,850
Pinnacle Entertainment, Inc., 7.5%, 2015		425,000	246,500
Station Casinos, Inc., 6%, 2012		70,000	14,000
Station Casinos, Inc., 6.5%, 2014		330,000	18,975
Station Casinos, Inc., 6.875%, 2016		380,000	21,850
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		505,000	66,913

			$1,464,623

Industrial - 1.8%
Blount International, Inc., 8.875%, 2012		$190,000	$175,750
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	71,032
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$400,000	328,000

			$574,782

Insurance - Property & Casualty - 0.2%
USI Holdings Corp., 9.75%, 2015 (z)		$160,000	$63,800

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014		$280,000	$198,800

Issuer	Shares/Par	Value ($)

BONDS - continued
Major Banks - 1.8%
Bank of America Corp., 8% to 2018, FRN to 2059	$325,000	$233,769
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	325,000	270,345
Wells Fargo Capital XV, 9.75% to 2009, FRN to 2049	80,000	80,800

		$584,914

Medical & Health Technology & Services - 8.6%
Biomet, Inc., 10%, 2017	$170,000	$163,200
Biomet, Inc., 11.625%, 2017	150,000	128,250
Community Health Systems, Inc., 8.875%, 2015	490,000	450,800
Cooper Cos., Inc., 7.125%, 2015	130,000	109,200
DaVita, Inc., 6.625%, 2013	74,000	70,300
DaVita, Inc., 7.25%, 2015	265,000	251,750
HCA, Inc., 6.375%, 2015	340,000	207,400
HCA, Inc., 9.25%, 2016	825,000	756,938
Psychiatric Solutions, Inc., 7.75%, 2015	200,000	147,000
U.S. Oncology, Inc., 10.75%, 2014	325,000	264,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)	155,000	110,050
Universal Hospital Services, Inc., FRN, 5.942%, 2015	45,000	27,450
VWR Funding, Inc., 10.25%, 2015 (p)	135,000	85,050

		$2,772,263

Metals & Mining - 4.0%
Arch Western Finance LLC, 6.75%, 2013	$175,000	$152,250
FMG Finance Ltd., 10.625%, 2016 (n)	320,000	185,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	520,000	426,400
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	85,000	56,100
Peabody Energy Corp., 5.875%, 2016	180,000	153,000
Peabody Energy Corp., 7.375%, 2016	260,000	244,400
Rio Tinto Finance USA Ltd., 5.875%, 2013	80,000	63,721

		$1,281,471

Municipals - 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$215,000	$182,017

Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016	$205,000	$164,000
Inergy LP, 6.875%, 2014	235,000	183,300

		$347,300

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$160,000	$108,000
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	140,000	91,700
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	265,000	229,424
El Paso Corp., 7.25%, 2018	140,000	111,114
Transcontinental Gas Pipe Line Corp., 7%, 2011	55,000	53,977
Williams Partners LP, 7.25%, 2017	155,000	122,450

		$716,665

16-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Network & Telecom - 4.1%
Cincinnati Bell, Inc., 8.375%, 2014	$265,000	$204,050
Citizens Communications Co., 9.25%, 2011	225,000	213,750
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	143,500
Qwest Communications International, Inc., 7.25%, 2011	295,000	247,800
Qwest Corp., 7.875%, 2011	95,000	87,400
Qwest Corp., 8.875%, 2012	300,000	277,500
Windstream Corp., 8.625%, 2016	150,000	132,750

		$1,306,750

Printing & Publishing - 0.9%
American Media Operations, Inc., 10.25%, 2009 (d)(z)	$8,181	$1,646
American Media Operations, Inc., “B”, 10.25%, 2009 (d)	225,000	45,283
Dex Media, Inc., 9%, 2013	300,000	55,500
Idearc, Inc., 8%, 2016	193,000	14,475
Nielsen Finance LLC, 10%, 2014	185,000	148,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	10,150
Quebecor World, Inc., 6.125%, 2013 (d)	105,000	2,888
Tribune Co., 5.25%, 2015 (d)	130,000	5,850

		$283,792

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$43,450
Sally Beauty Holdings, Inc., 10.5%, 2016	105,000	71,400

		$114,850

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$160,000	$120,000

Telecommunications - Wireless - 2.7%
Alltel Corp., 7%, 2012	$248,000	$246,760
Alltel Corp., 6.5%, 2013	70,000	68,600
MetroPCS Wireless, Inc., 9.25%, 2014	145,000	129,775
Sprint Nextel Corp., FRN, 1.866%, 2010	70,000	58,640
Sprint Nextel Corp., 8.375%, 2012	200,000	160,000
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	250,000	215,000

		$878,775

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018	$190,000	$205,358

Transportation - Services - 0.4%
Hertz Corp., 8.875%, 2014	$230,000	$141,450

Utilities - Electric Power - 6.2%
Dynegy Holdings, Inc., 7.5%, 2015	$155,000	$108,500
Dynegy Holdings, Inc., 7.75%, 2019	85,000	58,650
Edison Mission Energy, 7%, 2017	285,000	247,950
Mirant North America LLC, 7.375%, 2013	245,000	235,200
NRG Energy, Inc., 7.375%, 2016	740,000	688,200
Reliant Energy, Inc., 7.875%, 2017	181,000	146,610
Texas Competitive Electric Holdings LLC, 10.25% to 2010, 10.5% to 2015 (n)	720,000	511,200

		$1,996,310

Total Bonds (Identified Cost, $38,168,723)		$26,446,780

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - 6.5%
Aerospace - 0.6%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$15,516	$7,991
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.78%, 2014	342,176	176,221

		$184,212

Automotive - 1.2%
Accuride Corp., Term Loan B, 5.56%, 2012	$23,379	$15,839
Federal-Mogul Corp., Term Loan B, 3.48%, 2014	186,948	84,127
Ford Motor Co., Term Loan B, 5%, 2013	390,253	156,589
General Motors, Term Loan B, 5.79%, 2013 (o)	264,799	119,160
Mark IV Industries, Inc., Second Lien Term Loan, 10.75%, 2011	167,460	10,885

		$386,600

Broadcasting - 0.4%
Gray Television, Inc., Term Loan, 2014 (o)	$89,036	$33,611
Young Broadcasting, Inc., Term Loan, 5.24%, 2012	181,154	61,592
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	66,825	22,721

		$117,924

Building - 0.0%
Building Materials Holding Corp., Term Loan, 2014 (o)	$26,113	$15,537

Business Services - 0.5%
First Data Corp., Term Loan B-1, 3.21%, 2014	$240,616	$153,908

Cable TV - 0.2%
Charter Communications Operating LLC, Term Loan, 5.06%, 2014	$74,514	$54,395

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$75,100	$43,016

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$65,619	$47,738

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.07%, 2014	$248,868	$28,620

Medical & Health Technology & Services - 1.0%
Community Health Systems, Inc., Delayed Draw Term Loan, 1.8%, 2014 (q)	$8,611	$6,676
Community Health Systems, Inc., Term Loan B, 4.44%, 2014	168,339	130,505
HCA, Inc., Term Loan B, 3.7%, 2013	239,217	187,038

		$324,219

Printing & Publishing - 0.4%
Nielsen Finance LLC, Term Loan B, 4.24%, 2013 (o)	$133,358	$89,767
Tribune Co., Incremental Term Loan, 6.5%, 2014 (d)	285,110	51,795

		$141,562

17-HYVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - continued
Specialty Chemicals - 0.2%
Lyondell Chemical Co., Term Loan B2, 2014 (o)	$108,543	$48,844

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 3.52%, 2013	$53,652	$27,591

Utilities - Electric Power - 1.6%
Calpine Corp., Term Loan, 4.33%, 2009	$201,017	$147,460
NRG Energy, Inc., Letter of Credit, 2.95%, 2013	51,871	44,803
NRG Energy, Inc., Term Loan, 1.96%, 2013	105,555	91,173
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 5.36%, 2014	335,858	232,162

		$515,598

Total Floating Rate Loans (Identified Cost, $3,475,246)		$2,089,764

COMMON STOCKS - 1.3%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Cable TV - 0.7%
Cablevision Systems Corp., “A”	2,100	$35,364
Comcast Corp., “A”	7,600	128,288
Time Warner Cable, Inc., “A” (a)	2,800	60,060

		$223,712

Energy - Integrated - 0.1%
Chevron Corp.	500	$36,985

Gaming & Lodging - 0.3%
MGM Mirage (a)	1,300	$17,888
Pinnacle Entertainment, Inc. (a)	10,500	80,640

		$98,528

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	21,250	$0

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Telephone Services - 0.2%
Windstream Corp.	7,600	$69,920

Total Common Stocks (Identified Cost, $676,692)		$429,145

PREFERRED STOCKS - 0.9%
Automotive - 0.2%
Preferred Blocker, Inc., 9% (z)	95	$73,150

Brokerage & Asset Managers - 0.7%
Merrill Lynch Co., Inc., 8.625%	11,225	$222,031

Total Preferred Stocks (Identified Cost, $353,775)		$295,181

REPURCHASE AGREEMENTS - 8.8%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $2,584,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,584,000	$2,584,000
Morgan Stanley, 0.02%, dated 12/31/08, due 1/02/09, total to be received $258,000.29 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	258,000	258,000

Total Repurchase Agreements, at Cost		$2,842,000

Total Investments (Identified Cost, $45,516,436)		$32,102,870

OTHER ASSETS, LESS LIABILITIES - 0.6%		200,786

NET ASSETS - 100.0%		$32,303,656

Derivative Contracts at 12/31/08

Forward Foreign Currency Exchange Contracts at 12/31/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
SELL	EUR	226,091	2/19/09	$324,091	$313,712	$10,379

18-HYVA

Portfolio of Investments — continued

Swap Agreements at 12/31/08

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000		JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(132,404)
6/20/12	USD	200,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(154,063)
6/20/12	USD	100,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(76,743)
6/20/13	USD	200,000	(a)	Goldman Sachs International	5.00% (fixed rate)	(3)	(156,320)

							$(519,530)

(1)	Variable account, as protection seller, to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/1/15, a Caa2 rated bond. The variable account entered into the contract to gain issuer exposure.

(2)	Variable account, as protection seller, to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13, a Caa2 rated bond. The variable account entered into the contract to gain issuer exposure.

(3)	Variable account, as protection seller, to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/1/12, a Caa3 rated bond. The variable account entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $30,663.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At December 31, 2008, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

19-HYVA

Portfolio of Investments — December 31, 2008

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 3.2%
Major Banks - 3.2%
BNP Paribas, NY, 2.02%, due 3/04/09	$1,283,000	$1,283,000

COMMERCIAL PAPER (y) - 18.7%
Automotive - 3.1%
Toyota Motor Credit Corp., 1.45%, due 1/09/09	$1,285,000	$1,284,586

Brokerage & Asset Managers - 1.0%
Merrill Lynch & Co., Inc., 3.3%, due 2/02/09	$400,000	$398,827

Major Banks - 9.7%
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	$1,290,000	$1,282,500
Bank of America Corp., 1.65%, due 1/29/09	426,000	425,453
Bank of America Corp., 2.98%, due 3/05/09	627,000	623,730
JPMorgan Chase & Co., 0.01%, due 1/30/09	1,225,000	1,224,990
Morgan Stanley, 3.19%, due 3/09/09	400,000	397,625

		$3,954,298

Other Banks & Diversified Financials - 4.9%
HSBC Americas, Inc., 0.05%, due 1/02/09	$1,225,000	$1,224,998
UBS Finance Delaware LLC, 3.125%, due 3/09/09	786,000	781,429

		$2,006,427

Total Commercial Paper, at Amortized Cost and Value		$7,644,138

U.S. GOVERNMENT AGENCIES (y) - 58.2%
Fannie Mae, 0.001%, due 1/27/09	$973,000	$972,999
Federal Home Loan Bank, 0.03%, due 1/07/09	1,905,000	1,904,990
Federal Home Loan Bank, 0.005%, due 1/15/09	4,225,000	4,224,992
Federal Home Loan Bank, 0.005%, due 1/16/09	661,000	660,999
Federal Home Loan Bank, 0.01%, due 1/20/09	3,914,000	3,913,979
Federal Home Loan Bank, 0.001%, due 1/22/09	3,500,000	3,499,998
Federal Home Loan Bank, 0.01%, due 1/28/09	5,912,000	5,911,956
Federal Home Loan Bank, 2.85%, due 4/06/09	1,187,000	1,178,073
Freddie Mac, 0.01%, due 1/28/09	1,519,000	1,518,989

Total U.S. Government Agencies, at Amortized Cost and Value		$23,786,975

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS - 20.0%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $4,086,002 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$4,086,000	$4,086,000
Morgan Stanley, 0.02%, dated 12/3108, due 1/02/09, total to be received $4,086,005 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	4,086,000	4,086,000

Total Repurchase Agreements, at Cost		$8,172,000

Total Investments, at Amortized Cost and Value		$40,886,113

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(39,449)

NET ASSETS - 100.0%		$40,846,664

See portfolio footnotes and notes to financial statements.

20-MMVA

Portfolio of Investments — December 31, 2008

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 58.4%
Aerospace - 4.1%
Lockheed Martin Corp.	25,820	$2,170,946
Northrop Grumman Corp.	22,700	1,022,408
United Technologies Corp.	20,970	1,123,992

		$4,317,346

Alcoholic Beverages - 0.9%
Diageo PLC	44,796	$623,136
Heineken N.V.	4,120	126,581
Molson Coors Brewing Co.	3,590	175,623

		$925,340

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	14,990	$764,490

Automotive - 0.4%
Johnson Controls, Inc.	20,500	$372,280

Biotechnology - 0.2%
Genzyme Corp. (a)	3,460	$229,640

Broadcasting - 1.3%
Omnicom Group, Inc.	22,550	$607,046
Walt Disney Co.	27,880	632,597
WPP Group PLC	27,764	161,843

		$1,401,486

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc.	4,570	$291,475
Invesco Ltd.	7,130	102,957
Merrill Lynch & Co., Inc.	18,840	219,298

		$613,730

Business Services - 1.3%
Accenture Ltd.	17,460	$572,513
Automatic Data Processing, Inc.	7,950	312,753
Visa, Inc.	5,470	286,902
Western Union Co.	15,880	227,719

		$1,399,887

Cable TV - 0.2%
Time Warner Cable, Inc., “A” (a)	11,590	$248,606

Chemicals - 1.5%
3M Co.	11,130	$640,420
PPG Industries, Inc.	21,490	911,821

		$1,552,241

Computer Software - 1.4%
Oracle Corp. (a)	81,960	$1,453,151

Computer Software - Systems - 1.2%
Hewlett-Packard Co.	7,970	$289,231
International Business Machines Corp.	11,670	982,147

		$1,271,378

Construction - 0.3%
Sherwin-Williams Co.	5,150	$307,713

Consumer Goods & Services - 0.9%
Clorox Co.	5,770	$320,581
Colgate-Palmolive Co.	2,360	161,754
Procter & Gamble Co.	7,783	481,145

		$963,480

Electrical Equipment - 1.1%
Danaher Corp.	9,120	$516,283
General Electric Co.	6,180	100,116
W.W. Grainger, Inc.	6,870	541,631

		$1,158,030

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electronics - 1.1%
Agilent Technologies, Inc. (a)	9,620	$150,361
Intel Corp.	66,910	980,901

		$1,131,262

Energy - Independent - 2.5%
Anadarko Petroleum Corp.	7,390	$284,885
Apache Corp.	14,200	1,058,326
Devon Energy Corp.	11,480	754,351
EOG Resources, Inc.	4,120	274,310
Occidental Petroleum Corp.	2,860	171,571
Ultra Petroleum Corp. (a)	2,040	70,400

		$2,613,843

Energy - Integrated - 6.2%
Chevron Corp.	15,155	$1,121,015
ConocoPhillips	5,170	267,806
Exxon Mobil Corp.	31,852	2,542,745
Hess Corp.	11,780	631,879
Marathon Oil Corp.	13,830	378,389
TOTAL S.A., ADR	28,690	1,586,557

		$6,528,391

Food & Beverages - 2.9%
Coca-Cola Co.	6,130	$277,505
General Mills, Inc.	2,580	156,735
Groupe Danone	2,887	174,245
J.M. Smucker Co.	5,202	225,559
Kellogg Co.	5,400	236,790
Nestle S.A.	27,088	1,067,608
Pepsi Bottling Group, Inc.	850	19,134
PepsiCo, Inc.	15,430	845,101

		$3,002,677

Food & Drug Stores - 1.5%
CVS Caremark Corp.	32,274	$927,555
Kroger Co.	14,715	388,623
Walgreen Co.	11,670	287,899

		$1,604,077

Gaming & Lodging - 0.2%
Royal Caribbean Cruises Ltd.	16,060	$220,825

General Merchandise - 0.9%
Macy’s, Inc.	46,460	$480,861
Target Corp.	3,600	124,308
Wal-Mart Stores, Inc.	5,280	295,997

		$901,166

Health Maintenance Organizations - 0.4%
UnitedHealth Group, Inc.	6,730	$179,018
WellPoint, Inc. (a)	6,840	288,169

		$467,187

Insurance - 3.6%
Allstate Corp.	40,250	$1,318,590
Aon Corp.	2,610	119,225
Chubb Corp.	4,900	249,900
Genworth Financial, Inc.	14,080	39,846
MetLife, Inc.	46,540	1,622,384
Prudential Financial, Inc.	4,120	124,671
Travelers Cos., Inc.	7,470	337,644

		$3,812,260

Internet - 0.0%
Google, Inc., “A” (a)	130	$39,995

Leisure & Toys - 0.2%
Hasbro, Inc.	7,410	$216,150

Machinery & Tools - 0.5%
Eaton Corp.	9,800	$487,158

21-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Major Banks - 6.4%
Bank of America Corp.	47,718	$671,869
Bank of New York Mellon Corp.	49,104	1,391,116
Goldman Sachs Group, Inc.	12,130	1,023,651
JPMorgan Chase & Co.	54,702	1,724,754
PNC Financial Services Group, Inc.	12,560	615,440
State Street Corp.	18,580	730,751
SunTrust Banks, Inc.	2,210	65,283
Wells Fargo & Co.	17,600	518,848

		$6,741,712

Medical Equipment - 0.4%
Waters Corp. (a)	6,050	$221,733
Zimmer Holdings, Inc. (a)	4,460	180,273

		$402,006

Natural Gas - Distribution - 0.2%
Sempra Energy	5,910	$251,943

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	14,920	$216,042

Network & Telecom - 0.2%
Nokia Corp., ADR	10,690	$166,764

Oil Services - 0.3%
Halliburton Co.	4,290	$77,992
National Oilwell Varco, Inc. (a)	5,880	143,707
Noble Corp.	3,510	77,536

		$299,235

Other Banks & Diversified Financials - 0.1%
New York Community Bancorp, Inc.	5,680	$67,933

Pharmaceuticals - 4.1%
Abbott Laboratories	3,730	$199,070
GlaxoSmithKline PLC	8,830	163,924
Johnson & Johnson	18,100	1,082,923
Merck & Co., Inc.	38,580	1,172,832
Merck KGaA	2,130	193,654
Pfizer, Inc.	4,410	78,101
Roche Holding AG	900	138,540
Wyeth	32,880	1,233,329

		$4,262,373

Railroad & Shipping - 0.1%
Burlington Northern Santa Fe Corp.	700	$52,997

Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	8,850	$444,890

Specialty Stores - 0.4%
O’Reilly Automotive, Inc. (a)	2,100	$64,554
Staples, Inc.	19,350	346,752

		$411,306

Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., “L”, ADR	800	$24,792
Rogers Communications, Inc., “B”	10,780	319,514
Vodafone Group PLC	203,770	410,212

		$754,518

Telephone Services - 2.7%
AT&T, Inc.	75,474	$2,151,009
Embarq Corp.	14,468	520,269
Verizon Communications, Inc.	3,960	134,244

		$2,805,522

Tobacco - 2.3%
Altria Group, Inc.	7,250	$109,185
Lorillard, Inc.	6,600	371,910
Philip Morris International, Inc.	44,570	1,939,241

		$2,420,336

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Trucking - 0.2%
United Parcel Service, Inc., “B”	2,810	$155,000

Utilities - Electric Power - 3.6%
Allegheny Energy, Inc.	6,250	$211,625
American Electric Power Co., Inc.	7,940	264,243
CMS Energy Corp.	6,140	62,075
Dominion Resources, Inc.	13,454	482,191
Entergy Corp.	3,370	280,148
FPL Group, Inc.	14,530	731,295
NRG Energy, Inc. (a)	12,110	282,526
PG&E Corp.	10,950	423,875
PPL Corp.	15,030	461,271
Public Service Enterprise Group, Inc.	18,100	527,977

		$3,727,226

Total Common Stocks (Identified Cost, $73,955,622)		$61,183,592

BONDS - 39.9%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$69,769

Asset Backed & Securitized - 2.6%
Banc of America Commercial Mortgage, Inc., 5.744%, 2017	$210,000	$151,313
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.231%, 2040 (z)	250,000	155,000
BlackRock Capital Finance LP, 7.75%, 2026 (n)	31,923	5,108
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	4,753	4,739
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	320,000	241,210
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	90,753
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	12,402	12,003
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	50,723
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	62,447
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	152,515	100,878
GE Commercial Mortgage Corp., FRN, 5.338%, 2044	130,000	65,865
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	115,000	39,531
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	107,355	101,586
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	50,522
JPMorgan Chase Commercial Mortgage Securities Corp, 5.818%, 2049	200,000	141,245
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	85,287
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	74,892
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.208%, 2041	39,903	33,691
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	85,555
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	110,000	87,753

22-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset Backed & Securitized - continued
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	$84,000	$14,728
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	152,515	108,275
Morgan Stanley Capital I, Inc., FRN, 0.814%, 2030 (i)(n)	1,429,292	24,027
Multi-Family Capital Access One, Inc., 6.65%, 2024	17,546	17,521
Nomura Asset Securities Corp., FRN, 9.768%, 2027 (z)	195,002	206,180
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	66,242
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	43,598
Spirit Master Funding LLC, 5.05%, 2023 (z)	168,412	137,995
Structured Asset Securities Corp., FRN, 4.67%, 2035	142,271	113,231
Wachovia Bank Commercial Mortgage Trust, 5.902%, 2017	245,000	177,055
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	50,000	40,159
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	140,000	72,615
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	67,218	33,902

		$2,695,629

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$137,000	$121,407
News America, Inc., 8.5%, 2025	99,000	97,429

		$218,836

Brokerage & Asset Managers - 0.2%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$140,000	$14
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	99,089
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	116,860

		$215,963

Building - 0.2%
CRH America, Inc., 6.95%, 2012	$208,000	$167,418

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$80,000	$67,044

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$115,000	$99,667
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	111,004

		$210,671

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$75,000	$74,170

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$204,999

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$158,000	$151,760
Western Union Co., 5.4%, 2011	210,000	201,848

		$353,608

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$95,811

Issuer	Shares/Par	Value ($)

BONDS - continued
Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$107,571

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$112,000	$117,388

Energy - Independent - 0.2%
Nexen, Inc., 5.875%, 2035	$30,000	$22,587
Ocean Energy, Inc., 7.25%, 2011	165,000	169,404

		$191,991

Energy - Integrated - 0.1%
Petro-Canada, 6.05%, 2018	$148,000	$121,977

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$184,000	$168,831
Capital One Financial Corp., 6.15%, 2016	130,000	91,481
HSBC Finance Corp., 5.25%, 2011	145,000	140,580
ORIX Corp., 5.48%, 2011	210,000	157,768

		$558,660

Food & Beverages - 0.5%
Diageo Finance B.V., 5.5%, 2013	$230,000	$228,673
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (n)	40,000	39,401
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	48,000	47,345
Miller Brewing Co., 5.5%, 2013 (n)	276,000	257,338

		$572,757

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$106,572

Gaming & Lodging - 0.1%
Marriott International, Inc., 6.375%, 2017	$120,000	$83,679
Wyndham Worldwide Corp., 6%, 2016	100,000	40,309

		$123,988

Insurance - 0.2%
American International Group, Inc., 8.25%, 2018 (z)	$100,000	$73,192
ING Groep N.V., 5.775% to 2015, FRN to 2049	133,000	56,963
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	93,176

		$223,331

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$185,000	$159,657
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	124,038
Fund American Cos., Inc., 5.875%, 2013	117,000	85,151

		$368,846

International Market Quasi-Sovereign - 0.3%
Hydro-Quebec, 6.3%, 2011	$262,000	$278,214

International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$200,000	$210,246

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$84,546

23-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Major Banks - 1.0%
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	$170,000	$169,648
Goldman Sachs Group, Inc., 5.625%, 2017	111,000	95,358
Morgan Stanley, 6.75%, 2011	126,000	123,975
Morgan Stanley, 5.75%, 2016	100,000	84,027
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	200,000	139,345
Natixis S.A., 10% to 2018, FRN to 2049 (n)	151,000	80,425
PNC Funding Corp., 5.625%, 2017	90,000	87,414
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	79,577
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	83,382
Wachovia Corp., 5.25%, 2014	81,000	75,453

		$1,018,604

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$67,851
HCA, Inc., 8.75%, 2010	15,000	14,400
Hospira, Inc., 5.55%, 2012	50,000	47,373
Hospira, Inc., 6.05%, 2017	174,000	141,326

		$270,950

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$155,000	$106,137

Mortgage Backed - 16.6%
Fannie Mae, 4.01%, 2013	$18,324	$18,113
Fannie Mae, 4.589%, 2014	108,973	109,953
Fannie Mae, 4.63%, 2014	45,442	45,873
Fannie Mae, 4.848%, 2014	58,628	59,778
Fannie Mae, 4.56%, 2015	37,837	37,970
Fannie Mae, 4.78%, 2015	38,037	38,522
Fannie Mae, 4.926%, 2015	230,940	236,024
Fannie Mae, 5.09%, 2016	40,000	41,031
Fannie Mae, 5.5%, 2016 - 2035	4,258,353	4,379,038
Fannie Mae, 4.995%, 2017	86,529	88,198
Fannie Mae, 5.05%, 2017	39,000	39,911
Fannie Mae, 6%, 2017 - 2037	2,534,669	2,619,635
Fannie Mae, 4.5%, 2018 - 2035	703,612	720,280
Fannie Mae, 5%, 2018 - 2035	1,810,265	1,858,397
Fannie Mae, 6.5%, 2031 - 2037	907,622	948,531
Fannie Mae, 7.5%, 2031	19,586	20,745
Freddie Mac, 6%, 2016 - 2037	1,358,323	1,403,634
Freddie Mac, 4.5%, 2018 - 2035	563,963	578,402
Freddie Mac, 5%, 2018 - 2035	1,377,288	1,412,003
Freddie Mac, 5.5%, 2021 - 2037	1,084,724	1,113,523
Freddie Mac, 6.5%, 2034 - 2038	410,480	427,017
Ginnie Mae, 4.5%, 2033 - 2034	109,213	110,915
Ginnie Mae, 5%, 2033 - 2034	129,552	133,239
Ginnie Mae, 5.5%, 2033 - 2035	494,067	510,563
Ginnie Mae, 6%, 2033 - 2038	429,933	444,540

		$17,395,835

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$54,911
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	110,000	110,150

Issuer	Shares/Par	Value ($)

BONDS - continued
Municipals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	$65,000	$64,753
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	105,000	102,846

		$332,660

Natural Gas - Pipeline - 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$103,745
Enterprise Products Operating LLC, 6.5%, 2019	76,000	63,940
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	160,486
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	62,219
Spectra Energy Capital LLC, 8%, 2019	53,000	55,000

		$445,390

Network & Telecom - 0.6%
Deutsche Telekom International Finance B.V., 5.75%, 2016	$101,000	$96,681
Telecom Italia Capital, 5.25%, 2013	60,000	45,750
Telefonica Europe B.V., 7.75%, 2010	50,000	50,768
TELUS Corp., 8%, 2011	180,000	179,026
Verizon New York, Inc., 6.875%, 2012	286,000	284,556

		$656,781

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$40,000	$34,137
Weatherford International Ltd., 6%, 2018	113,000	94,893

		$129,030

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$111,625

Other Banks & Diversified Financials - 0.4%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$100,000	$45,732
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	103,764
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	141,723
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	158,312

		$449,531

Pharmaceuticals - 0.2%
Allergan, Inc., 5.75%, 2016	$160,000	$153,076
GlaxoSmithKline Capital, Inc., 4.85%, 2013	50,000	50,153

		$203,229

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$134,000	$135,794

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$6,000	$5,976
CSX Corp., 7.9%, 2017	120,000	123,509

		$129,485

24-TRVA

Portfolio of Investments — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$26,448
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	95,876
ProLogis, REIT, 5.75%, 2016	179,000	89,270
Simon Property Group, Inc., REIT, 5.1%, 2015	193,000	118,314

		$329,908

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$37,637
Limited Brands, Inc., 5.25%, 2014	99,000	57,110
Macy’s Retail Holdings, Inc., 5.35%, 2012	40,000	29,711
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	193,158

		$317,616

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$35,140
Rogers Communications, Inc., 6.8%, 2018	132,000	133,377

		$168,517

Tobacco - 0.3%
Altria Group, Inc., 9.7%, 2018	$140,000	$151,316
Philip Morris International, Inc., 4.875%, 2013	190,000	190,544

		$341,860

U.S. Government Agencies - 1.8%
Aid-Egypt, 4.45%, 2015	$152,000	$164,213
Fannie Mae, 6.625%, 2009	280,000	291,448
Freddie Mac, 5.5%, 2017	700,000	825,522
Small Business Administration, 4.35%, 2023	31,920	31,637
Small Business Administration, 4.77%, 2024	77,299	77,916
Small Business Administration, 4.99%, 2024	109,717	111,713
Small Business Administration, 5.18%, 2024	125,483	128,882
Small Business Administration, 5.52%, 2024	193,591	201,814
Small Business Administration, 4.95%, 2025	84,042	85,333

		$1,918,478

U.S. Treasury Obligations - 8.1%
U.S. Treasury Bonds, 2%, 2013	$197,000	$202,110
U.S. Treasury Bonds, 4.75%, 2017	146,000	174,561
U.S. Treasury Bonds, 8%, 2021	37,000	56,101
U.S. Treasury Bonds, 6.25%, 2023	211,000	287,784
U.S. Treasury Bonds, 6%, 2026	125,000	174,453
U.S. Treasury Bonds, 6.75%, 2026	384,000	579,180
U.S. Treasury Bonds, 5.375%, 2031	473,000	649,931
U.S. Treasury Bonds, 4.5%, 2036	94,000	124,888
U.S. Treasury Bonds, 5%, 2037	381,000	552,033
U.S. Treasury Notes, 4%, 2009	23,000	23,390
U.S. Treasury Notes, 4.875%, 2009	1,415,000	1,454,466
U.S. Treasury Notes, 6.5%, 2010	128,000	136,530
U.S. Treasury Notes, 1.5%, 2010	484,000	491,222
U.S. Treasury Notes, 5.125%, 2011	180,000	199,223
U.S. Treasury Notes, 4.125%, 2012	683,000	755,356
U.S. Treasury Notes, 3.875%, 2013	614,000	684,034
U.S. Treasury Notes, 3.5%, 2013	420,000	460,031
U.S. Treasury Notes, 3.125%, 2013	1,109,000	1,196,593
U.S. Treasury Notes, 4.75%, 2014	150,000	176,520
U.S. Treasury Notes, 4.5%, 2015	68,000	80,644

		$8,459,050

Issuer	Shares/Par	Value ($)

BONDS - continued
Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$210,000	$179,041
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	143,558
Exelon Generation Co. LLC, 6.95%, 2011	232,000	225,202
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	60,848
MidAmerican Funding LLC, 6.927%, 2029	154,000	140,720
Oncor Electric Delivery Co., 7%, 2022	152,000	142,030
PSEG Power LLC, 6.95%, 2012	111,000	109,520
PSEG Power LLC, 5.5%, 2015	90,000	80,430
System Energy Resources, Inc., 5.129%, 2014 (z)	74,524	70,766
Waterford 3 Funding Corp., 8.09%, 2017	315,981	312,960

		$1,465,075

Total Bonds (Identified Cost, $43,813,279)		$41,825,560

REPURCHASE AGREEMENTS - 0.8%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $874,000.49 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$874,000	$874,000

Total Investments (Identified Cost, $118,642,901)		$103,883,152

OTHER ASSETS, LESS LIABILITIES - 0.9%		963,634

NET ASSETS - 100.0%		$104,846,786

See portfolio footnotes and notes to financial statements.

25-TRVA

Portfolio of Investments — continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security—in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Market Value	% of Net Assets
Global Governments Variable Account	$228,439	2.7%
Government Securities Variable Account	734,516	1.1
High Yield Variable Account	2,176,737	6.7
Total Return Variable Account	1,407,386	1.3

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable accounts hold the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date	Cost	Current Market Value	% of Net Assets
High Yield Variable Account	American Media Operations, Inc., 10.25%, 2009	1/04/07 - 11/28/07	$8,118	$1,646
	Bonten Media Acquisition Co., 9%, 2015	5/22/07	135,375	40,500
	Firekeepers Development Authority, 13.875%, 2015	4/22/08	73,681	46,500
	GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08	283,464	283,464
	GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	53,495	53,495
	Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	113,515	36,500
	LBI Media, Inc., 8.5%, 2017	7/18/07	147,525	52,500
	Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	230,351	52,800
	Preferred Blocker, Inc., 9% (Preferred Stock)	12/26/08	73,150	73,150
	USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	155,545	63,800
	Wachovia Credit, CDO, FRN, 2.816%, 2026	6/08/06	250,000	30,000
	Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 7/17/06	262,138	215,000

	Total Restricted Securities			$949,355	2.9%

Total Return Variable Account	American International Group, Inc., 8.25%, 2018	8/13/08	$100,000	$73,192
	Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.231%, 2040	3/01/06	250,000	155,000
	Nomura Asset Securities Corp., FRN, 9.768%, 2027	7/16/07	214,693	206,180
	Spirit Master Funding LLC, 5.05%, 2023	10/04/05	166,241	137,995
	System Energy Resources, Inc., 5.129%, 2014	4/16/04	74,524	70,766

	Total Restricted Securities			$643,133	0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
GDR	Global Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Portfolio of Investments — continued

Insurers

BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See notes to financial statements.

Statements of Assets and Liabilities — December 31, 2008

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Investments, cost	$136,531		$7,473		$63,755		$42,674		$32,714		$117,769
Repurchase agreements, cost	1,527		427		461		2,842		8,172		874

Total investments, cost	$138,058		$7,900		$64,216		$45,516		$40,886		$118,643
Unrealized appreciation (depreciation)	(29,307)		243		2,542		(13,413)		—		(14,760)

Total investments, at value	$108,751		$8,143		$66,758		$32,103		$40,886		$103,883
Cash	1		0	*	1		156		1		1
Foreign currency, at value (identified cost, $—, $0*, $—, $—, $—, $—, respectively)	—		0	*	—		—		—		—
Receivable for forward foreign currency exchange contracts	—		56		—		10		—		—
Receivable for daily variation on open futures contracts	—		—		58		—		—		—
Receivable for investments sold	3,483		250		—		10		—		592
Receivable for units sold	8		0	*	18		19		3		11
Interest and dividends receivable	189		105		537		814		2		572
Receivable from investment adviser	8		5		—		9		1		8
Receivable from sponsor	78		—		—		—		2		16
Other assets	7		1		4		3		3		6

Total assets	$112,525		$8,560		$67,376		$33,124		$40,898		$105,089

Liabilities:
Payable for forward foreign currency exchange contracts	$—		$34		$—		$—		$—		$—
Payable for investments purchased	3,083		77		18		209		—		122
Payable for units surrendered	40		7		67		17		21		35
Swaps, at value (net unamortized premiums received,$—, $—, $—, $31, $—, $—, respectively)	—		—		—		520		—		—
Payable to affiliates —
Investment adviser	4		—		2		1		1		4
Administrative fee	0	*	0	*	0	*	0	*	0	*	0	*
Sponsor	—		0	*	13		3		—		—
Payable to Board of Managers fees	0	*	0	*	0	*	0	*	0	*	0	*
Accrued expenses and other liabilities	64		62		60		70		29		81

Total liabilities	$3,191		$180		$160		$820		$51		$242

Net assets	$109,334		$8,380		$67,216		$32,304		$40,847		$104,847

*	Amount was less than $500.

See notes to financial statements.

Statements of Assets and Liabilities (Unaudited) — December 31, 2008 — continued

(000 Omitted except for unit values)

	Unit	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,761	$39.750	$69,991
Compass 3	46	26.107	1,189
Compass 3 – Level 2	3,335	10.932	36,462
Global Governments Variable Account —
Compass 2	91	$29.979		$2,740
Compass 3	11	29.059		320
Compass 3 – Level 2	306	17.147		5,250
Government Securities Variable Account —
Compass 2	1,151	$43.715			$50,303
Compass 3	20	30.417			620
Compass 3 – Level 2	831	17.918			14,899
High Yield Variable Account —
Compass 2	862	$29.057				$25,053
Compass 3	13	21.266				275
Compass 3 – Level 2	558	11.450				6,385
Money Market Variable Account —
Compass 2	793	$21.803					$17,283
Compass 3	45	17.790					800
Compass 3 – Level 2	1,673	13.415					22,443
Total Return Variable Account —
Compass 2	807	$40.464						$32,623
Compass 3	74	39.224						2,906
Compass 3 – Level 2	3,572	19.077						68,135

Net assets applicable to owners of deferred contracts			107,642	8,310	65,822	31,713	40,526	103,664
Reserve for variable annuities —
Compass 2 Contracts			1,531	16	1,350	562	262	855
Compass 3 Contracts			1	2	—	1	1	2
Compass 3 – Level 2 Contracts			160	52	44	28	58	326

Net assets			$109,334	$8,380	$67,216	$32,304	$40,847	$104,847

See notes to financial statements.

Statements of Operations — Year Ended December 31, 2008

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net investment income (loss):
Income —
Interest	$62	$275		$3,335		$3,978	$1,112	$2,858
Dividends	2,249	—		—		36	—	1,973
Foreign taxes withheld	(87)	—		—		—	—	(21)

Total investment income	$2,224	$275		$3,335		$4,014	$1,112	$4,810

Expenses —
Mortality and expense risk charges	$1,981	$104		$849		$536	$545	$1,653
Management fee	1,181	63		372		319	217	1,008
Boards of Managers fees	21	1		7		5	5	17
Distribution fee	3	1		1		1	1	6
Administrative fee	48	10		21		12	13	41
Custodian fee	46	41		30		31	12	70
Printing	19	15		18		17	16	19
Auditing fees	37	47		43		52	23	50
Legal fees	6	6		6		7	6	7
Miscellaneous	11	5		8		7	7	10

Total expenses	$3,353	$293		$1,355		$987	$845	$2,881
Fees paid indirectly	(0)*	(0	)*	(0	)*	(2)	(0)*	(0)*
Reduction of expenses by Investment Adviser	(77)	(84)		—		(67)	(7)	(78)

Net expenses	$3,276	$209		$1,355		$918	$838	$2,803

Net investment income (loss)	$(1,052)	$66		$1,980		$3,096	$274	$2,007

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$(19,823)	$223		$878		$(3,619)	$(11)	$(13,823)
Futures contracts	—	(0	)*	216		—	—	—
Swap transactions	—	—		—		35	—	—
Foreign currency transactions	(17)	229		—		12	—	—

Net realized gain (loss) on investments and foreign currency transactions	$(19,840)	$452		$1,094		$(3,572)	$(11)	$(13,823)

Change in unrealized appreciation (depreciation) —
Investments	$(47,925)	$125		$1,772		$(11,681)	$—	$(22,564)
Futures contracts	—	—		(190)		—	—	—
Swap transactions	—	—		—		(413)	—	—
Translation of assets and liabilities in foreign currencies	0 *	17		—		10	—	1

Net unrealized gain (loss) on investments and foreign currency translation	$(47,925)	$142		$1,582		$(12,084)	$—	$(22,563)

Net realized and unrealized gain (loss) on investments and foreign currency	$(67,765)	$594		$2,676		$(15,656)	$(11)	$(36,386)

Change in net assets from operations	$(68,817)	$660		$4,656		$(12,560)	$263	$(34,379)

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Years Ended 12/31		Years Ended 12/31		Years Ended 12/31
	2008	2007	2008	2007	2008	2007
Change in net assets:
From operations:
Net investment income (loss)	$(1,052)	$(1,868)	$66	$132	$1,980	$2,385
Net realized gain (loss) on investments and foreign currency transactions	(19,840)	19,822	452	445	1,094	702
Net unrealized gain (loss) on investments and foreign currency translation	(47,925)	1,267	142	29	1,582	890

Change in net assets from operations	$(68,817)	$19,221	$660	$606	$4,656	$3,977

Participant transactions:
Accumulation activity:
Purchase payments received	$2,727	$3,083	$133	$182	$776	$888
Net transfers between variable and fixed accumulation accounts	(3,125)	(6,076)	291	(63)	1,777	(2,041)
Withdrawals, surrenders, annuitizations, and contract charges	(17,536)	(37,910)	(776)	(1,776)	(8,691)	(12,438)

Net accumulation activity	$(17,934)	$(40,903)	$(352)	$(1,657)	$(6,138)	$(13,591)

Annuitization activity:
Annuitizations	$39	$139	$(5)	$17	$(27)	$240
Annuity payments and contract charges	(353)	(409)	(5)	(6)	(248)	(252)
Net transfers among accounts for annuity reserves	—	(168)	—	—	—	—
Adjustments to annuity reserves	70	41	0 *	(5)	(22)	26

Net annuitization activity	$(244)	$(397)	$(10)	$6	$(297)	$14

Change in net assets from participations transactions	$(18,178)	$(41,300)	$(362)	$(1,651)	$(6,435)	$(13,577)

Total change in net assets	$(86,995)	$(22,079)	$298	$(1,045)	$(1,779)	$(9,600)
Net assets:
At beginning of period	196,329	218,408	8,082	9,127	68,995	78,595

At end of period	$109,334	$196,329	$8,380	$8,082	$67,216	$68,995

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Years Ended 12/31		Years Ended 12/31		Years Ended 12/31
	2008	2007	2008	2007	2008	2007
Change in net assets:
From operations:
Net investment income	$3,096	$3,290	$274	$1,548	$2,007	$2,238
Net realized gain (loss) on investments and foreign currency transactions	(3,572)	285	(11)	(5)	(13,823)	11,869
Net unrealized gain (loss) on investments and foreign currency translation	(12,084)	(3,174)	—	—	(22,563)	(9,246)

Change in net assets from operations	$(12,560)	$401	$263	$1,543	$(34,379)	$4,861

Participant transactions:
Accumulation activity:
Purchase payments received	$572	$702	$806	$1,063	$3,022	$3,595
Net transfers between variable and fixed accumulation accounts	74	(2,554)	1,968	6,899	(5,218)	1,562
Withdrawals, surrenders, annuitizations, and contract charges	(5,063)	(8,241)	(7,812)	(11,300)	(17,850)	(32,427)

Net accumulation activity	$(4,417)	$(10,093)	$(5,038)	$(3,338)	$(20,046)	$(27,270)

Annuitization activity:
Annuitizations	$3	$30	$7	$(68)	$(8)	$18
Annuity payments and contract charges	(141)	(156)	(75)	(118)	(220)	(315)
Net transfers among accounts for annuity reserves	—	—	—	0 *	2	168
Adjustments to annuity reserves	5	(42)	1	79	9	(6)

Net annuitization activity	$(133)	$(168)	$(67)	$(107)	$(217)	$(135)

Change in net assets from participations transactions	$(4,550)	$(10,261)	$(5,105)	$(3,445)	$(20,263)	$(27,405)

Total change in net assets	$(17,110)	$(9,860)	$(4,842)	$(1,902)	$(54,642)	$(22,544)
Net assets:
At beginning of period	49,414	59,274	45,689	47,591	159,489	182,033

At end of period	$32,304	$49,414	$40,847	$45,689	$104,847	$159,489

*	Amount was less than $500.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$63.669	$58.101	$55.446	$55.625	$50.814

Investment income	$0.780	$0.751	$0.560	$0.580	$0.744
Expenses	(1.154)	(1.319)	(1.198)	(1.179)	(1.109)

Net investment loss	$(0.374)	$(0.568)	$(0.638)	$(0.599)	$(0.365)
Net realized and unrealized gain (loss) on investments and foreign currency	(23.545)	6.136	3.293	0.420	5.176

Change in unit value	$(23.919)	$5.568	$2.655	$(0.179)	$4.811

Unit value:
Net asset value — end of period	$39.750	$63.669	$58.101	$55.446	$55.625

Total Return (%) (k)(r)(s)	(37.57)	9.58	4.79	(0.32)	9.47 (b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	2.15	2.15	2.16	2.14
Expenses after expense reductions (f)	2.12	2.14	N/A	N/A	N/A
Net investment loss	(0.68)	(0.91)	(1.11)	(1.08)	(0.70)
Portfolio turnover (%)	49	63	61	130	65
Number of units outstanding at end of period (000 Omitted)	1,761	1,980	2,419	3,018	3,544

	Capital Appreciation Variable Account
	Compass 3
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$41.858	$38.235	$36.524	$36.678	$33.539

Investment income	$0.497	$0.490	$0.355	$0.370	$0.458
Expenses	(0.783)	(0.903)	(0.807)	(0.795)	(0.753)

Net investment loss	$(0.286)	$(0.413)	$(0.452)	$(0.425)	$(0.295)
Net realized and unrealized gain (loss) on investments and foreign currency	(15.465)	4.036	2.163	0.271	3.434

Change in unit value	$(15.751)	$3.623	$1.711	$(0.154)	$3.139

Unit value:
Net asset value — end of period	$26.107	$41.858	$38.235	$36.524	$36.678

Total Return (%) (k)(r)(s)	(37.63)	9.48	4.69	(0.42)	9.36 (b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.27	2.25	2.25	2.26	2.24
Expenses after expense reductions (f)	2.22	2.24	N/A	N/A	N/A
Net investment loss	(0.81)	(1.04)	(1.30)	(1.20)	(0.87)
Portfolio turnover (%)	49	63	61	130	65
Number of units outstanding at end of period (000 Omitted)	46	73	128	237	413

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$17.501	$15.963	$15.226	$15.267	$13.940

Investment income	$0.211	$0.203	$0.152	$0.158	$0.205
Expenses	(0.308)	(0.352)	(0.320)	(0.316)	(0.297)

Net investment loss	$(0.097)	$(0.149)	$(0.168)	$(0.158)	$(0.092)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.472)	1.687	0.905	0.117	1.419

Change in unit value	$(6.569)	$1.538	$0.737	$(0.041)	$1.327

Unit value:
Net asset value — end of period	$10.932	$17.501	$15.963	$15.226	$15.267

Total Return (%) (k)(r)(s)	(37.54)	9.64	4.84	(0.27)	9.52 (b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.12	2.10	2.10	2.11	2.09
Expenses after expense reductions (f)	2.07	2.09	N/A	N/A	N/A
Net investment loss	(0.65)	(0.88)	(1.13)	(1.05)	(0.65)
Portfolio turnover (%)	49	63	61	130	65
Number of units outstanding at end of period (000 Omitted)	3,335	3,671	4,378	5,248	5,798

(b)	The variable account’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.039, $0.026, and $0.010 per unit for Compass 2, Compass 3, and Compass 3 – Level 2, respectively, based on units outstanding on the day the accrual was recorded.
(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$27.622	$25.732	$24.865	$27.240	$25.169

Investment income	$0.944	$1.052	$1.003	$0.925	$0.872
Expenses	(0.716)	(0.653)	(0.629)	(0.651)	(0.633)

Net investment income	$0.228	$0.399	$0.374	$0.274	$0.239
Net realized and unrealized gain (loss) on investments and foreign currency	2.129	1.491	0.493	(2.649)	1.832

Change in unit value	$2.357	$1.890	$0.867	$(2.375)	$2.071

Unit value:
Net asset value — end of period	$29.979	$27.622	$25.732	$24.865	$27.240

Total Return (%) (k)(r)(s)	8.54	7.34	3.49	(8.72)	8.23
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.50	3.35	3.39	2.95	2.67
Expenses after expense reductions (f)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.79	1.52	1.48	1.04	0.94
Portfolio turnover (%)	111	141	118	144	128
Number of units outstanding at end of period (000 Omitted)	91	85	104	116	128

	Global Governments Variable Account
	Compass 3
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$26.814	$25.017	$24.209	$26.561	$24.578

Investment income	$0.904	$1.044	$1.025	$0.949	$0.883
Expenses	(0.727)	(0.678)	(0.659)	(0.688)	(0.662)

Net investment income	$0.177	$0.366	$0.366	$0.261	$0.221
Net realized and unrealized gain (loss) on investments and foreign currency	2.068	1.431	0.442	(2.613)	1.762

Change in unit value	$2.245	$1.797	$0.808	$(2.352)	$1.983

Unit value:
Net asset value — end of period	$29.059	$26.814	$25.017	$24.209	$26.561

Total Return (%) (k)(r)(s)	8.38	7.18	3.34	(8.85)	8.07
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.65	3.50	3.54	3.10	2.82
Expenses after expense reductions (f)	2.65	2.65	2.65	2.65	2.65
Net investment income	0.65	1.44	1.41	0.97	0.85
Portfolio turnover (%)	111	141	118	144	128
Number of units outstanding at end of period (000 Omitted)	11	15	18	26	28

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$15.798	$14.718	$14.221	$15.580	$14.396

Investment income	$0.541	$0.608	$0.574	$0.526	$0.497
Expenses	(0.410)	(0.377)	(0.361)	(0.371)	(0.361)

Net investment income	$0.131	$0.231	$0.213	$0.155	$0.136
Net realized and unrealized gain (loss) on investments and foreign currency	1.218	0.849	0.284	(1.514)	1.048

Change in unit value	$1.349	$1.080	$0.497	$(1.359)	$1.184

Unit value:
Net asset value — end of period	$17.147	$15.798	$14.718	$14.221	$15.580

Total Return (%) (k)(r)(s)	8.54	7.34	3.49	(8.72)	8.23
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.50	3.35	3.39	2.95	2.67
Expenses after expense reductions (f)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.79	1.53	1.47	1.04	0.94
Portfolio turnover (%)	111	141	118	144	128
Number of units outstanding at end of period (000 Omitted)	306	332	403	468	500

(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$40.804	$38.619	$37.679	$37.338	$36.470

Investment income	$2.116	$2.117	$2.024	$1.936	$1.834
Expenses	(0.860)	(0.802)	(0.757)	(0.752)	(0.726)

Net investment income	$1.256	$1.315	$1.267	$1.184	$1.108
Net realized and unrealized gain (loss) on investments	1.655	0.870	(0.327)	(0.843)	(0.240)

Change in unit value	$2.911	$2.185	$0.940	$0.341	$0.868

Unit value:
Net asset value — end of period	$43.715	$40.804	$38.619	$37.679	$37.338

Total Return (%) (k)(s)	7.14	5.66	2.50	0.91	2.38
Ratios (%) (to average net assets):
Expenses (f)	2.05	2.02	2.01	2.01	1.97
Net investment income	2.93	3.26	3.28	3.09	2.96
Portfolio turnover (%)	45	35	17	69	89
Number of units outstanding at end of period (000 Omitted)	1,151	1,269	1,538	1,852	2,125

	Government Securities Variable Account
	Compass 3
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$28.419	$26.924	$26.295	$26.082	$25.501

Investment income	$1.427	$1.470	$1.352	$1.316	$1.244
Expenses	(0.618)	(0.583)	(0.538)	(0.543)	(0.525)

Net investment income	$0.809	$0.887	$0.814	$0.773	$0.719
Net realized and unrealized gain (loss) on investments	1.189	0.608	(0.185)	(0.560)	(0.138)

Change in unit value	$1.998	$1.495	$0.629	$0.213	$0.581

Unit value:
Net asset value — end of period	$30.417	$28.419	$26.924	$26.295	$26.082

Total Return (%) (k)(s)	7.03	5.55	2.40	0.82	2.28
Ratios (%) (to average net assets):
Expenses (f)	2.15	2.12	2.11	2.11	2.07
Net investment income	2.80	3.25	3.15	2.96	2.82
Portfolio turnover (%)	45	35	17	69	89
Number of units outstanding at end of period (000 Omitted)	20	28	40	69	100

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$16.717	$15.814	$15.421	$15.274	$14.912

Investment income	$0.848	$0.848	$0.813	$0.781	$0.742
Expenses	(0.342)	(0.318)	(0.300)	(0.299)	(0.289)

Net investment income	$0.506	$0.530	$0.513	$0.482	$0.453
Net realized and unrealized gain (loss) on investments	0.695	0.373	(0.120)	(0.335)	(0.091)

Change in unit value	$1.201	$0.903	$0.393	$0.147	$0.362

Unit value:
Net asset value — end of period	$17.918	$16.717	$15.814	$15.421	$15.274

Total Return (%) (k)(s)	7.19	5.71	2.55	0.96	2.43
Ratios (%) (to average net assets):
Expenses (f)	2.00	1.97	1.96	1.96	1.92
Net investment income	2.94	3.29	3.30	3.12	2.99
Portfolio turnover (%)	45	35	17	69	89
Number of units outstanding at end of period (000 Omitted)	831	889	1,054	1,280	1,377

(d)	Per unit data are based on average shares outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$40.344	$40.172	$36.840	$36.669	$34.056

Investment income	$3.568	$3.391	$3.121	$2.959	$2.857
Expenses	(0.817)	(0.901)	(0.847)	(0.820)	(0.770)

Net investment income	$2.751	$2.490	$2.274	$2.139	$2.087
Net realized and unrealized gain (loss) on investments and foreign currency	(14.038)	(2.318)	1.058	(1.968)	0.526

Change in unit value	$(11.287)	$0.172	$3.332	$0.171	$2.613

Unit value:
Net asset value — end of period	$29.057	$40.344	$40.172	$36.840	$36.669

Total Return (%) (k)(r)(s)	(27.98)	0.43	9.04	0.47	7.67
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.36	2.25	2.32	2.28 (o)	2.21
Expenses after expense reductions (f)	2.20	2.20	2.22	2.25	N/A
Net investment income	7.28	5.96	5.84	5.76	5.91
Portfolio turnover (%)	62	66	88	53	81
Number of units outstanding at end of period (000 Omitted)	862	958	1,119	1,323	1,601

	High Yield Variable Account
	Compass 3
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$29.556	$29.459	$27.043	$26.943	$25.048

Investment income	$2.515	$2.445	$2.212	$2.118	$2.021
Expenses	(0.613)	(0.681)	(0.635)	(0.620)	(0.576)

Net investment income	$1.902	$1.764	$1.577	$1.498	$1.445
Net realized and unrealized gain (loss) on investments and foreign currency	(10.192)	(1.667)	0.839	(1.398)	0.450

Change in unit value	$(8.290)	$0.097	$2.416	$0.100	$1.895

Unit value:
Net asset value — end of period	$21.266	$29.556	$29.459	$27.043	$26.943

Total Return (%) (k)(r)(s)	(28.05)	0.33	8.94	0.37	7.57
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.46	2.35	2.42	2.38 (o)	2.31
Expenses after expense reductions (f)	2.30	2.30	2.32	2.35	N/A
Net investment income	7.09	5.93	5.71	5.64	5.75
Portfolio turnover (%)	62	66	88	53	81
Number of units outstanding at end of period (000 Omitted)	13	21	34	47	67

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$15.890	$15.814	$14.495	$14.421	$13.386

Investment income	$1.380	$1.310	$1.202	$1.142	$1.019
Expenses	(0.313)	(0.344)	(0.323)	(0.312)	(0.275)

Net investment income	$1.067	$0.966	$0.879	$0.830	$0.744
Net realized and unrealized gain (loss) on investments and foreign currency	(5.507)	(0.890)	0.440	(0.756)	0.291

Change in unit value	$(4.440)	$0.076	$1.319	$0.074	$1.035

Unit value:
Net asset value — end of period	$11.450	$15.890	$15.814	$14.495	$14.421

Total Return (%) (k)(r)(s)	(27.94)	0.48	9.10	0.52	7.73
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.31	2.20	2.27	2.23 (o)	2.16
Expenses after expense reductions (f)	2.15	2.15	2.17	2.20	N/A
Net investment income	7.27	5.98	5.86	5.81	5.77
Portfolio turnover (%)	62	66	88	53	81
Number of units outstanding at end of period (000 Omitted)	558	579	774	937	971

(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(o)	Due to a revision, the ratios of expenses before expense reductions for the year ended December 31, 2005 not previously reported, were 2.28%, 2.38% and 2.23% for Compass 2, Compass 3, and Compass 3 – Level 2, respectively. There was no impact to net assets or the expenses charged to the shareholder.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Years Ended 12/31
	2008	2007		2006	2005		2004
Per unit data: (d)
Net asset value — beginning of period	$21.676	$20.979		$20.331	$20.073		$20.188

Investment income	$0.567	$1.145		$1.051	$0.661		$0.281
Expenses	(0.432)	(0.431)		(0.403)	(0.403)		(0.396)

Net investment income (loss)	$0.135	$0.714		$0.648	$0.258		$(0.115)
Net realized and unrealized gain (loss) on investments	(0.008)	(0.017	)(g)	—	(0.000	)(w)	—

Change in unit value	$0.127	$0.697		$0.648	$0.258		$(0.115)

Unit value:
Net asset value — end of period	$21.803	$21.676		$20.979	$20.331		$20.073

Total Return (%) (k)(r)(s)	0.58	3.32		3.19	1.29		(0.57)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	1.99	2.00		1.95	1.99		1.96
Expenses after expense reductions (f)	1.97	N/A		N/A	N/A		N/A
Net investment income (loss)	0.61	3.29		3.15	1.38		(0.56)
Number of units outstanding at end of period (000 Omitted)	793	887		928	1,128		1,009

	Money Market Variable Account
	Compass 3
	Years Ended 12/31
	2008	2007		2006	2005		2004
Per unit data: (d)
Net asset value — beginning of period	$17.704	$17.152		$16.638	$16.443		$16.553

Investment income	$0.468	$0.902		$0.852	$0.539		$0.229
Expenses	(0.364)	(0.356)		(0.338)	(0.344)		(0.339)

Net investment income (loss)	$0.104	$0.546		$0.514	$0.195		$(0.110)
Net realized and unrealized gain (loss) on investments	(0.018)	0.006	(g)	—	(0.000	)(w)	—

Change in unit value	$0.086	$0.552		$0.514	$0.195		$(0.110)

Unit value:
Net asset value — end of period	$17.790	$17.704		$17.152	$16.638		$16.443

Total Return (%) (k)(r)(s)	0.49	3.22		3.09	1.19		(0.67)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.09	2.10		2.05	2.09		2.06
Expenses after expense reductions (f)	2.07	N/A		N/A	N/A		N/A
Net investment income (loss)	0.59	3.20		3.00	1.42		(0.71)
Number of units outstanding at end of period (000 Omitted)	45	64		131	218		97

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2008	2007		2006	2005		2004
Per unit data: (d)
Net asset value — beginning of period	$13.330	$12.895		$12.491	$12.326		$12.390

Investment income	$0.344	$0.695		$0.644	$0.405		$0.181
Expenses	(0.257)	(0.257)		(0.240)	(0.240)		(0.245)

Net investment income (loss)	$0.087	$0.438		$0.404	$0.165		$(0.064)
Net realized and unrealized gain (loss) on investments	(0.002)	(0.003	)(g)	—	(0.000	)(w)	—

Change in unit value	$0.085	$0.435		$0.404	$0.165		$(0.064)

Unit value:
Net asset value — end of period	$13.415	$13.330		$12.895	$12.491		$12.326

Total Return (%) (k)(r)(s)	0.63	3.38		3.24	1.34		(0.52)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	1.94	1.95		1.90	1.94		1.91
Expenses after expense reductions (f)	1.92	N/A		N/A	N/A		N/A
Net investment income (loss)	0.65	3.32		3.18	1.39		(0.48)
Number of units outstanding at end of period (000 Omitted)	1,673	1,871		1,969	2,384		2,259

(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.01.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$52.709	$51.373	$46.459	$45.729	$41.571

Investment income	$1.748	$1.832	$1.749	$1.521	$1.450
Expenses	(1.008)	(1.126)	(1.033)	(0.970)	(0.905)

Net investment income	$0.740	$0.706	$0.716	$0.551	$0.545
Net realized and unrealized gain (loss) on investments and foreign currency	(12.985)	0.630	4.198	0.179	3.613

Change in unit value	$(12.245)	$1.336	$4.914	$0.730	$4.158

Unit value:
Net asset value — end of period	$40.464	$52.709	$51.373	$46.459	$45.729

Total Return (%) (k)(r)(s)	(23.23)	2.60	10.58	1.60	10.00	(b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.16	2.12	2.14	2.12	2.11
Expenses after expense reductions (f)	2.10	2.11	N/A	N/A	N/A
Net investment income	1.52	1.30	1.46	1.18	1.25
Portfolio turnover (%)	57	54	45	49	64
Number of units outstanding at end of period (000 Omitted)	807	948	1,156	1,349	1,511

	Total Return Variable Account
	Compass 3
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$51.169	$49.947	$45.236	$44.592	$40.597

Investment income	$1.645	$1.770	$1.645	$1.450	$1.375
Expenses	(1.033)	(1.165)	(1.051)	(1.019)	(0.929)

Net investment income	$0.612	$0.605	$0.594	$0.431	$0.446
Net realized and unrealized gain (loss) on investments and foreign currency	(12.557)	0.617	4.117	0.213	3.549

Change in unit value	$(11.945)	$1.222	$4.711	$0.644	$3.995

Unit value:
Net asset value — end of period	$39.224	$51.169	$49.947	$45.236	$44.592

Total Return (%) (k)(r)(s)	(23.34)	2.45	10.42	1.45	9.84	(b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.31	2.27	2.29	2.27	2.26
Expenses after expense reductions (f)	2.25	2.26	N/A	N/A	N/A
Net investment income	1.33	1.18	1.28	0.97	1.07
Portfolio turnover (%)	57	54	45	49	64
Number of units outstanding at end of period (000 Omitted)	74	107	142	217	315

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Years Ended 12/31
	2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$24.850	$24.220	$21.903	$21.559	$19.599

Investment income	$0.807	$0.849	$0.812	$0.710	$0.676
Expenses	(0.471)	(0.527)	(0.484)	(0.457)	(0.425)

Net investment income	$0.336	$0.322	$0.328	$0.253	$0.251
Net realized and unrealized gain (loss) on investments and foreign currency	(6.109)	0.308	1.989	0.091	1.709

Change in unit value	$(5.773)	$0.630	$2.317	$0.344	$1.960

Unit value:
Net asset value — end of period	$19.077	$24.850	$24.220	$21.903	$21.559

Total Return (%) (k)(r)(s)	(23.23)	2.60	10.58	1.60	10.00	(b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.16	2.12	2.14	2.12	2.11
Expenses after expense reductions (f)	2.10	2.11	N/A	N/A	N/A
Net investment income	1.49	1.28	1.44	1.17	1.24
Portfolio turnover (%)	57	54	45	49	64
Number of units outstanding at end of period (000 Omitted)	3,572	4,116	4,695	5,462	5,646

(b)	The variable acount’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per unit data are based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Variable Account can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Government Securities Variable Account may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Pursuant to procedures approved by the Board of Managers, investments held by the Money Market Variable Account are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by a third party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by a third party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third party source. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by a third party pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts’

Notes to Financial Statements — continued

net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts’ net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable accounts’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the variable accounts’ net asset value may differ from quoted or published prices for the same investments.

The variable accounts adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of each variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2008 in valuing each variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Variable Account
Investments in Securities	$99,202,670	$9,548,558	$—	$108,751,228
Other Financial Instruments	$—	$—	$—	$—
Global Governments Variable Account
Investments in Securities	$—	$8,142,943	$—	$8,142,943
Other Financial Instruments	$—	$21,741	$—	$21,741
Government Securities Variable Account
Investments in Securities	$—	$66,758,286	$—	$66,758,286
Other Financial Instruments	$(156,222)	$—	$—	$(156,222)
High Yield Variable Account
Investments in Securities	$700,576	$31,402,294	$—	$32,102,870
Other Financial Instruments	$—	$(509,151)	$—	$(509,151)
Money Market Variable Account
Investments in Securities	$—	$40,886,113	$—	$40,886,113
Other Financial Instruments	$—	$—	$—	$—
Total Return Variable Account
Investments in Securities	$58,123,848	$45,759,304	$—	$103,883,152
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – Each variable account may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to a custodian. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable accounts and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements — continued

Derivative Risk – Certain variable accounts may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the variable accounts attempt to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the variable accounts the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable accounts’ credit risk to such counterparty equal to any amounts payable by the variable accounts under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the variable accounts and the applicable counterparty. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts for the Global Governments Variable Account, futures contracts for the Government Securities Variable Account and swap agreements and forward foreign currency exchange contracts for the High Yield Variable Account.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the variable accounts’ use of and accounting for derivative instruments and the effect of derivative instruments on the variable accounts’ results of operations and financial position. Management is evaluating the application of the Standard to each variable account, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on each variable account’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Purchased Options – Certain variable accounts may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the variable accounts’ exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – Certain variable accounts may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the variable accounts are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the variable accounts. Upon entering into such contracts, the variable accounts bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The variable accounts may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The variable accounts may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – Certain variable accounts may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the variable accounts and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the variable accounts, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Notes to Financial Statements — continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the variable accounts and held in segregated accounts with the variable accounts’ custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the variable accounts and their counterparties providing for netting as described above.

The High Yield Variable Account may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to swap transactions where physical settlement applies, the delivery by the buyer to the seller of a deliverable reference obligation as defined by the contract. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the variable account, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

Loans and Other Direct Debt Instruments – Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable accounts to supply additional cash to the borrower on demand. At December 31, 2008, the High Yield Variable Account had unfunded loan commitments of $5,741, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the variable account. The market value and obligation of the variable account on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the variable accounts’ organizational documents, its officers and managers may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable accounts. Additionally, in the normal course of business, each variable account enters into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable accounts that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable account is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the variable accounts or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each variable account. This amount, for the year ended December 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

Notes to Financial Statements — continued

(3)	Contract Charges

The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 – Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

(4)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between February 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(5)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account’s average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675%		0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495%		0.55%
High Yield Variable Account	0.75	%(a)	0.675%		0.70%
Money Market Variable Account	0.50	%(b)	0.500	%(b)	0.50	%(c)
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser had agreed to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue until April 30, 2010. This management fee reduction amounted to $21,285, which is shown as a reduction of total expenses in the Statement of Operations.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified by the variable account’s Board of Managers. For the year ended December 31,2008, the variable account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced.
(c)	During the year ended December 31, 2008, MFS voluntarily waived receipt of $2,367 of the variable account’s management fee in order to avoid a negative yield. For the year ended December 31, 2008, this voluntary waiver had the effect of reducing the management fee by less than 0.01% of average daily net assets on an annualized basis.

The investment adviser has agreed in writing to pay certain variable accounts’ total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and to the extent permitted, extraordinary expenses, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that total annual operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without shareholder approval. For the year ended December 31, 2008, this reduction amounted to $84,077 for the Global Governments Variable Account and is reflected as a reduction of total expenses in the Statement of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment advisor did not pay any portion of the variable accounts’ expenses under this agreement. In addition, the investment adviser has agreed in writing to pay a portion of total annual operating expenses of the variable accounts listed below, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, contract maintenance charges, and investment-related expenses, such that the total annual operating expenses of these variable accounts do not exceed the

Notes to Financial Statements — continued

expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements will continue until April 30, 2010. For the year ended December 31, 2008, these reductions under this agreement amounted to the following for each variable account and are relected as a reduction of total expenses in the Statement of Operations:

	Expense Limitation		Expense Reduction
Capital Appreciation Variable Account	0.82%		$77,429
High Yield Variable Account	0.90%		46,064
Money Market Variable Account	0.65	%(a)	4,745
Total Return Variable Account	0.85%		78,166

(a)	The expense limitation noted was implemented on September 1, 2008.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each variable account. Under an administrative services agreement, each variable account partially reimburses MFS the costs incurred to provide these services. Each variable account is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended December 31, 2008 was equivalent to the following annual effective rate of the variable accounts’ average daily net assets:

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0303%	0.1192%	0.0307%	0.0288%	0.0294%	0.0306%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable account from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFD (MFS Distributors, Inc.), and MFSC (MFS Service Center, Inc.).

Other – These variable accounts and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the year ended December 31, 2008 the aggregate fees paid to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statement of Operations were as follows:

Capital Appreciation Variable Account	$1,494
Global Governments Variable Account	83
Government Securities Variable Account	671
High Yield Variable Account	402
Money Market Variable Account	441
Total Return Variable Account	1,291

(6)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$75,816,198	$94,025,793
Global Governments Variable Account	5,312,784	4,686,096
Government Securities Variable Account	4,697,577	3,776,796
High Yield Variable Account	24,918,548	27,668,302
Total Return Variable Account	62,348,744	64,080,434

Purchases and sales of investments for Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $1,015,736,831 and $1,137,695,800, respectively.

Notes to Financial Statements — continued

Purchases and sales of U.S government securites, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$3,381,954	$3,953,775
Government Securities Variable Account	24,684,455	29,080,100
High Yield Variable Account	—	361,481
Total Return Variable Account	12,778,145	29,072,309

(7)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Year Ended 12/31/08 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	19	$972	(37)	$(2,055)	(201)	$(10,970)	(219)	$(12,053)	$(215)	$(12,268)
Compass 3 Contracts	10	345	(31)	(1,157)	(6)	(232)	(27)	(1,044)	(0)*	(1,044)
Compass 3 – Level 2 Contracts	96	1,410	2	87	(434)	(6,334)	(336)	(4,837)	(29)	(4,866)

		$2,727		$(3,125)		$(17,536)		$(17,934)	$(244)	$(18,178)

Global Governments Variable Account
Compass 2 Contracts	1	$22	9	$298	(4)	$(122)	6	$198	$(3)	$195
Compass 3 Contracts	1	40	(2)	(66)	(3)	(100)	(4)	(126)	(0)*	(126)
Compass 3 – Level 2 Contracts	4	71	4	59	(34)	(554)	(26)	(424)	(7)	(431)

		$133		$291		$(776)		$(352)	$(10)	$(362)

Government Securities Variable Account
Compass 2 Contracts	10	$428	34	$1,431	(162)	$(6,763)	(118)	$(4,904)	$(293)	$(5,197)
Compass 3 Contracts	3	82	(8)	(235)	(3)	(71)	(8)	(224)	—	(224)
Compass 3 – Level 2 Contracts	16	266	35	581	(109)	(1,857)	(58)	(1,010)	(4)	(1,014)

		$776		$1,777		$(8,691)		$(6,138)	$(297)	$(6,435)

High Yield Variable Account
Compass 2 Contracts	7	$276	(8)	$(514)	(96)	$(3,512)	(97)	$(3,750)	$(128)	$(3,878)
Compass 3 Contracts	4	97	(8)	(207)	(3)	(94)	(7)	(204)	(0)*	(204)
Compass 3 – Level 2 Contracts	14	199	65	795	(100)	(1,457)	(21)	(463)	(5)	(468)

		$572		$74		$(5,063)		$(4,417)	$(133)	$(4,550)

Money Market Variable Account
Compass 2 Contracts	5	$118	49	$1,073	(149)	$(3,238)	(94)	$(2,047)	$(43)	$(2,090)
Compass 3 Contracts	8	141	(22)	(404)	(4)	(74)	(19)	(337)	(0)*	(337)
Compass 3 – Level 2 Contracts	41	547	97	1,299	(336)	(4,500)	(198)	(2,654)	(24)	(2,678)

		$806		$1,968		$(7,812)		$(5,038)	$(67)	$(5,105)

Total Return Variable Account
Compass 2 Contracts	18	$868	(49)	$(2,225)	(110)	$(5,256)	(141)	$(6,613)	$(151)	$(6,764)
Compass 3 Contracts	10	461	(32)	(1,478)	(11)	(531)	(33)	(1,548)	(0)*	(1,548)
Compass 3 – Level 2 Contracts	76	1,693	(78)	(1,515)	(542)	(12,063)	(544)	(11,885)	(66)	(11,951)

		$3,022		$(5,218)		$(17,850)		$(20,046)	$(217)	$(20,263)

*	Amount less than $500.

Notes to Financial Statements — continued

	Year Ended 12/31/07 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	14	$843	(65)	$(3,891)	(388)	$(23,761)	(439)	$(26,809)	$(361)	$(27,170)
Compass 3 Contracts	12	478	(50)	(1,999)	(17)	(695)	(55)	(2,216)	0 *	(2,216)
Compass 3 – Level 2 Contracts	105	1,762	(14)	(186)	(798)	(13,454)	(707)	(11,878)	(36)	(11,914)

		$3,083		$(6,076)		$(37,910)		$(40,903)	$(397)	$(41,300)

Global Governments Variable Account
Compass 2 Contracts	1	$34	(7)	$(170)	(13)	$(339)	(19)	$(475)	$(3)	$(478)
Compass 3 Contracts	2	62	(3)	(68)	(2)	(65)	(3)	(71)	0 *	(71)
Compass 3 – Level 2 Contracts	6	86	12	175	(89)	(1,372)	(71)	(1,111)	9	(1,102)

		$182		$(63)		$(1,776)		$(1,657)	$6	$(1,651)

Government Securities Variable Account
Compass 2 Contracts	10	$383	(36)	$(1,401)	(243)	$(9,579)	(269)	$(10,597)	$18	$(10,579)
Compass 3 Contracts	5	141	(8)	(234)	(9)	(244)	(12)	(337)	—	(337)
Compass 3 – Level 2 Contracts	23	364	(25)	(406)	(163)	(2,615)	(165)	(2,657)	(4)	$(2,661)

		$888		$(2,041)		$(12,438)		$(13,591)	$14	$(13,577)

High Yield Variable Account
Compass 2 Contracts	7	$304	(21)	$(860)	(147)	$(5,999)	(161)	$(6,555)	$(162)	$(6,717)
Compass 3 Contracts	4	115	(10)	(311)	(7)	(192)	(13)	(388)	0 *	(388)
Compass 3 – Level 2 Contracts	18	283	(85)	(1,383)	(128)	(2,050)	(195)	(3,150)	(6)	(3,156)

		$702		$(2,554)		$(8,241)		$(10,093)	$(168)	$(10,261)

Money Market Variable Account
Compass 2 Contracts	8	$165	184	$3,917	(233)	$(4,971)	(41)	$(889)	$(66)	$(955)
Compass 3 Contracts	11	190	(59)	(1,035)	(19)	(326)	(67)	(1,171)	(7)	(1,178)
Compass 3 – Level 2 Contracts	54	708	306	4,017	(458)	(6,003)	(98)	(1,278)	(34)	(1,312)

		$1,063		$6,899		$(11,300)		$(3,338)	$(107)	$(3,445)

Total Return Variable Account
Compass 2 Contracts	10	$543	18	$932	(236)	$(12,501)	(208)	$(11,026)	$(2)	$(11,028)
Compass 3 Contracts	14	733	(28)	(1,444)	(21)	(1,098)	(35)	(1,809)	0 *	(1,809)
Compass 3 – Level 2 Contracts	93	2,319	82	2,074	(754)	(18,828)	(579)	(14,435)	(133)	(14,568)

		$3,595		$1,562		$(32,427)		$(27,270)	$(135)	$(27,405)

*	Amount less than $500.

(8)	Line of Credit

The variable accounts and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the variable account and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended December 31, 2008, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statement of Operations and were as follows:

	Commitment fee	Interest expense
Capital Appreciation Variable Account	$811	$—
Global Governments Variable Account	42	—
Government Securities Variable Account	341	—
High Yield Variable Account	211	—
Money Market Variable Account	224	—
Total Return Variable Account	670	—

Report of Independent Registered Public Accounting Firm

To the Participants in and the Boards of Managers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account (the “Variable Accounts”) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Variable Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Variable Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 19, 2009

Compass Variable Accounts

Members of Boards of Managers and Officers — Identification and Background

The Members of the Boards of Managers (“Managers”) and the officers of each Account, as of February 1, 2009, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Manager and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)
INTERESTED MANAGERS
David D. Horn(k) (born 6/07/41)	Board Member	April 1986	Private investor; Sun Life Assurance Company of Canada, Senior Vice President and General Manager for the United States (until 1997); Director (until March 2004)

INDEPENDENT MANAGERS
J. Kermit Birchfield (born 1/08/40)	Chairman	May 1997	Consultant; Century Partners, Inc. (investments), Director; Displaytech, Inc. (technology), Director; Dessin Fournir LLC (furniture manufacturer), Director (2005 to present); Intermountain Gas Company, Inc. & Intermountain Industries, Inc. (oil & gas exploration and production), Director; Site Watch LLC (software to monitor oil tanks), Managing Director (2006 to present); Juridica Investments (fund investing in judicial matters), Director (2007 to present); HPSC, Inc. (medical financing), Director (until January 2004)

Robert C. Bishop (born 1/13/43)	Board Member	May 2001	AutoImmune, Inc. (pharmaceutical product development), Chairman, President and Chief Executive Officer; Caliper Life Sciences Corp. (laboratory analytical instruments), Director; Millipore Corporation (purification/filtration products), Director; Waterstreet Capital (leverage buyouts), Advisory Board (August 2006 to present); Optobionics Corporation (ophthalmic devices), Director (2002 to 2007)

Frederick H. Dulles (born 3/12/42)	Board Member	May 2001	Ten State International Law PLLC (law firm), Of Counsel (since 2006); Prudential Carolina Real Estate, (real estate), Broker (since 2006); Free Enterprise Foundation, Inc. (research institute), Director & Secretary (until 2008); Disher, Hamrick & Myers Residential, Inc. (real estate) Broker (2005 until 2006); Frederick H. Dulles law practice (until 2006); Ten State Street LLP (law firm), Member (until 2005)

Marcia A. Kean (born 6/30/48)	Board Member	April 2005	Feinstein Kean Healthcare (consulting), Chief Executive Officer

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Ronald G. Steinhart (born 6/15/40)	Board Member	May 2001	Private investor; Penske Automotive Group (automotive retailer), Director; Animal Health International, Inc. (animal health products), Director (since 2007); Texas Industries (concrete/ aggregates/cement), Director (since 2007); Penson Worldwide, Inc. (securities clearance), Director (since 2006); Carreker Corporation (technology consulting) Director (until 2005); Prentiss Properties Trust (real estate investment trust), Director (until 2006)

Haviland Wright (born 7/21/48)	Board Member	May 2001	Profitability of Hawaii (software), Chief Development Officer (since December 2008); Elixir Technologies Corporation (software) Director (since 2005); Nano Loa Inc. (liquid crystal displays), Director

MANAGER EMERITUS
Samuel Adams (born 10/19/25)	Member Emeritus		Retired; K&L Gates LLP (law firm), Of Counsel

OFFICERS
Maria F. Dwyer(n) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane(n) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran(n) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey(n) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(n) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Timothy M. Fagan(n) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer(n) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006))

Brian E. Langenfeld(n) (born 3/07/73)	Assistant Secretary and Assistant Clerk	May 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan(n) (born 11/13/57)	Assistant Treasurer	May 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(n) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira(n) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum(n) (born 5/01/52)	Secretary and Clerk	February 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Members of Boards of Managers and Officers — continued

Name, Date of Birth	Position(s) Held with Fund	Manager/Officer Since(h)	Principal Occupation During the Past Five Years and Other Directorships(j)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	September 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel(n) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost(n) (born 6/12/60)	Assistant Treasurer	April 1992	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Manager/Trustee/Officer of an MFS/Sun Life Product. Each Manager has served continuously since appointment.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Accounts. The address of Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.
(n)	“Interested person” of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Accounts do not hold annual meetings for the purpose of electing Managers, and Managers are not elected for fixed terms. Each Manager and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Managers currently serve as Managers of each Account and have served in that capacity since originally elected or appointed. All of the Managers are also Trustees of the MFS Variable Insurance Trust II. The executive officers of the Compass Variable Accounts hold similar offices for the MFS Variable Insurance Trust II and other funds in the MFS fund complex. Each Manager serves as a Trustee or Manager of 35 Accounts/Portfolios.

The Statement of Additional Information contains further information about the Managers and is available without charge upon request by calling 1-800-752-7215.

Board Review of Investment Advisory Agreements

The Investment Company Act of 1940 requires that both the full Board of Managers and a majority of the non-interested (“independent”) Managers, voting separately, annually approve the continuation of each Variable Account’s investment advisory agreement with Massachusetts Financial Services Company (“MFS”) on behalf of the Variable Accounts. The Managers consider matters bearing on the Variable Accounts and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Managers met in May and again in July 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Variable Accounts. The independent Managers were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Managers were also assisted in this process by the Variable Accounts’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Managers.

In connection with their deliberations, the Managers, including the independent Managers, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each investment advisory agreement was considered separately for each Variable Account, although the Managers also took into account the common interests of all Variable Accounts in their review. As described below, the Managers considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Variable Accounts.

In connection with their contract review meetings, the Managers received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Variable Account for various time periods ended December 31, 2007, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on each Variable Account’s advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee “breakpoints” are observed for a Variable Account, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Variable Accounts, (vi) MFS’ views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Variable Accounts, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Variable Accounts. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Managers did not independently verify any information provided to them by MFS.

The Managers’ conclusions as to the continuation of the investment advisory agreements were based on comprehensive consideration of all information provided to the Managers and not the result of any single factor. Some of the factors that figured particularly in the Managers’ deliberations are described below for each Variable Account, while individual Managers may have given different weight to various factors and evaluated the information presented as a whole differently than another Manager. The Managers recognized that the fee arrangements for the Variable Accounts reflect years of review and discussion between the independent Managers and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Managers’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Managers compared each Variable Account’s total return investment performance to the performance of peer groups of funds and its Lipper performance universe over the one-, three- and five-year periods. The Managers did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Managers took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Variable Accounts whose performance lagged their peer groups, they discussed the factors that contributed thereto and MFS’ efforts to improve such Variable Account’s performance. After reviewing this information, the Managers concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of each Variable Account’s advisory fee, the Managers considered, among other information, each Variable Account’s advisory fee and the total expense ratio as a percentage of average daily net assets, compared to the advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Managers also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Managers considered the generally broader scope of services provided by MFS to the Variable Accounts than those provided to institutional accounts. The Managers also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Variable Accounts, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Variable Accounts are subject, compared to institutional accounts.

The Managers also considered whether a Variable Account is likely to benefit from any economies of scale due to future asset growth. In this regard, the Managers reviewed the adequacy of breakpoints and discussed with MFS any adjustments necessary for the shareholders’ benefit.

The Managers also considered information prepared by MFS relating to its costs and profits with respect to each Variable Account and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the Variable Accounts and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreements — continued

After reviewing these and other factors described below, the Managers concluded that the advisory fees charged to the Variable Accounts represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Managers considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Variable Accounts. The Managers also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Managers further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Managers also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Variable Accounts by MFS and its affiliates under agreements and plans other than the investment advisory agreements. The Managers also considered the nature, extent and quality of certain other services MFS performs or arranges on the Variable Accounts’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Managers concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Variable Accounts were satisfactory. The Managers also considered the benefits to MFS from the use of the Variable Accounts’ portfolio brokerage commissions to pay for research and other similar services and various other factors. Additionally, the Managers considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Variable Accounts, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Managers, including a majority of the independent Managers, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2008.

Capital Appreciation Variable Account

The Managers noted the Variable Account’s performance was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 5th quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2007, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS’ explanation of steps taken to improve performance, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee was above the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers accepted MFS’ offer to continue the expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Global Governments Variable Account

The Managers noted the Variable Account’s performance was in the 3rd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 5th quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2007, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS’ explanation of steps taken to improve performance, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was below the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS currently observes an expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Government Securities Variable Account

The Managers noted the Variable Account’s performance was in the 3rd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 2nd quintile for the three-year period and the five-year period ended December 31, 2007, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was satisfactory.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was approximately at the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS currently observes an expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Board Review of Investment Advisory Agreements — continued

High Yield Variable Account

The Managers noted the Variable Account’s performance was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 4th quintile for the three-year period and the five-year period ended December 31, 2007, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS’ explanation of steps taken to improve performance, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate was above the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS agreed to continue to reduce its advisory fee, and they accepted MFS’ offer to continue the expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Money Market Variable Account

The Managers noted the Variable Account’s performance was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was also in the 4th quintile for the three-year period and the five-year period ended December 31, 2007, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers noted that MFS agreed to continue to reduce its advisory fee on average daily net assets over $500 million, and they accepted MFS’ offer to continue its expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

Total Return Variable Account

The Managers noted the Variable Account’s performance was in the 5th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Variable Account was in the 5th quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2007, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Managers concluded that the Variable Account’s performance was adequate.

In considering the fees, the Managers noted from the Lipper data that the Variable Account’s effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. In addition, the Managers accepted MFS’ offer to continue its expense limitation for the Variable Account. The Managers further concluded that the existing breakpoint was sufficient to allow the Variable Account to benefit from economies of scale as its assets grow. The Managers concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS is available by clicking on the variable account’s name under “Compass” in the “Products & Performance” section on the MFS Web site (mfs.com).

MFS® Privacy Notice

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian and Dividend Disbursing Agent

State Street Bank and Trust

1 Lincoln Street, Boston, MA 02111-2900

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

cous-ann-2/09

Sun Life Financial Distributors Inc.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant’s Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Kermit Birchfield, Robert C. Bishop, Ronald G. Steinhart and Haviland Wright, members of the Audit Committee, have been determined by the Board of Managers in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. J. Kermit Birchfield, Robert C. Bishop, Ronald G. Steinhart and Haviland Wright are “independent” members of the Audit Committee as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the series of the Registrant (the series referred to as the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2008 and 2007, audit fees billed to the Fund by Deloitte were as follows:

	Audit Fees
	2008	2007
Fees billed by Deloitte:
Capital Appreciation Variable Account	36,194	34,785

For the fiscal years ended December 31, 2008 and 2007, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2008	2007	2008	2007	2008	2007
Fees billed by Deloitte:
To Capital Appreciation Variable Account	0	0	0	0	1,115	1,138
To MFS and MFS Related Entities of Capital Appreciation Variable Account*	1,256,504	1,189,135	0	0	223,140	366,217

Aggregate fees for non-audit services:

	2008	2007
To Capital Appreciation Variable Account, MFS and MFS Related Entities#	1,751,659	2,057,808

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”, including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

None. The Registrant did not have any investments as of period end.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2009

*	Print name and title of each signing officer under his or her signature.